UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618; 811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS TOTAL RETURN FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--63.4%
               Consumer Discretionary--9.1%
      56,200  *AnnTaylor Stores Corporation                                                                $1,209,986
      62,500   Blockbuster, Inc. - Class "A"                                                                  596,250
      65,200   Claire's Stores, Inc.                                                                        1,385,500
      14,400   Clear Channel Communications, Inc.                                                             482,256
      40,000  *Cost Plus, Inc.                                                                              1,285,200
      53,000   Domino's Pizza, Inc.                                                                           943,400
      38,500  *Fox Entertainment Group, Inc. - Class "A"                                                    1,203,510
      33,500  *GameStop Corporation - Class "A"                                                               749,060
      14,800   Genuine Parts Company                                                                          652,088
      20,700   Harley-Davidson, Inc.                                                                        1,257,525
      32,400   Hasbro, Inc.                                                                                   627,912
      68,000  *Hollywood Entertainment Corporation                                                            890,120
      29,600   Home Depot, Inc.                                                                             1,265,104
      44,400   J.C. Penney Company, Inc. (Holding Company)                                                  1,838,160
      17,700   Lear Corporation                                                                             1,079,877
      44,400   Leggett & Platt, Inc.                                                                        1,262,292
      48,900   Mattel, Inc.                                                                                   953,061
      74,000   McDonald's Corporation                                                                       2,372,440
      12,400   Neiman Marcus Group, Inc. - Class "A"                                                          887,096
      90,400  *Office Depot, Inc.                                                                           1,569,344
      35,600   Polo Ralph Lauren Corporation - Class "A"                                                    1,516,560
      24,700   Ross Stores, Inc.                                                                              713,089
      19,200   Sherwin-Williams Company                                                                       856,896
      26,700   Viacom, Inc. - Class "B"                                                                       971,613
---------------------------------------------------------------------------------------------------------------------
                                                                                                           26,568,339
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--5.3%
      29,600   Altria Group, Inc.                                                                           1,808,560
      17,800   Anheuser-Busch Companies, Inc.                                                                 902,994
      17,000   Bunge, Ltd.                                                                                    969,170
      14,800   Coca-Cola Company                                                                              616,124
      65,800  *Herbalife, Ltd.                                                                              1,069,250
      33,500   Hormel Foods Corporation                                                                     1,050,225
      18,500   Kimberly-Clark Corporation                                                                   1,217,485
      15,300  *Knoll, Inc.                                                                                    267,750
      76,400   Nu Skin Enterprises, Inc. - Class "A"                                                        1,939,032
      14,700   PepsiCo, Inc.                                                                                  767,340
      22,200   Procter & Gamble Company                                                                     1,222,776
      35,500  *Smithfield Foods, Inc.                                                                       1,050,445
      21,100   Tootsie Roll Industries, Inc.                                                                  730,693
      22,100   Wal-Mart Stores, Inc.                                                                        1,167,322
      22,500   WD-40 Company                                                                                  639,225
---------------------------------------------------------------------------------------------------------------------
                                                                                                           15,418,391
---------------------------------------------------------------------------------------------------------------------
               Energy--4.8%
      22,200   Anadarko Petroleum Corporation                                                               1,438,782
      75,500   Chesapeake Energy Corporation                                                                1,245,750
      11,600   ConocoPhillips                                                                               1,007,228
      11,700   EOG Resources, Inc.                                                                            834,912
      38,500   ExxonMobil Corporation                                                                       1,973,510
      23,500  *Noble Corporation                                                                            1,168,890
      44,400   Suncor Energy, Inc.                                                                          1,571,760
      37,300  *Swift Energy Company                                                                         1,079,462
      45,900  *Transocean, Inc.                                                                             1,945,701
      49,100   XTO Energy, Inc.                                                                             1,737,158
---------------------------------------------------------------------------------------------------------------------
                                                                                                           14,003,153
---------------------------------------------------------------------------------------------------------------------
               Financials--12.9%
      20,600   American Express Company                                                                     1,161,222
      23,600   American International Group, Inc.                                                           1,549,812
      58,506   Bank of America Corporation                                                                  2,749,197
      13,300   Bear Stearns Companies, Inc.                                                                 1,360,723
      44,400   Citigroup, Inc.                                                                              2,139,192
      62,300   Colonial BancGroup, Inc.                                                                     1,322,629
      38,400   Endurance Specialty Holdings, Ltd.                                                           1,313,280
      14,900   Fannie Mae                                                                                   1,061,029
      45,900   JPMorgan Chase & Company                                                                     1,790,559
      17,000   Lehman Brothers Holdings, Inc.                                                               1,487,160
      29,600   Marsh & McLennan Companies, Inc.                                                               973,840
      50,300   MBNA Corporation                                                                             1,417,957
      22,800   Merrill Lynch & Company, Inc.                                                                1,362,756
      38,500   Montpelier Re Holdings, Ltd.                                                                 1,480,325
      26,200   Morgan Stanley                                                                               1,454,624
      26,700   National City Corporation                                                                    1,002,585
      61,700   New York Community Bancorp, Inc.                                                             1,269,169
      66,600   NewAlliance Bancshares, Inc.                                                                 1,018,980
      23,632   North Fork Bancorporation, Inc.                                                                681,783
      25,650   Old Republic International Corporation                                                         648,945
      22,200   Plum Creek Timber Company, Inc. (REIT)                                                         853,368
      28,300   Safeco Corporation                                                                           1,478,392
      14,800   South Financial Group, Inc.                                                                    481,444
      59,200   Sovereign Bancorp, Inc.                                                                      1,334,960
      50,300   U.S. Bancorp                                                                                 1,575,396
      29,600   Wachovia Corporation                                                                         1,556,960
      37,400   Washington Mutual, Inc.                                                                      1,581,272
      20,500   Wells Fargo & Company                                                                        1,274,075
       5,700   Willis Group Holdings, Ltd.                                                                    234,669
---------------------------------------------------------------------------------------------------------------------
                                                                                                           37,616,303
---------------------------------------------------------------------------------------------------------------------
               Health Care--8.1%
      47,400   Abbott Laboratories                                                                          2,211,210
      22,500  *Accredo Health, Inc.                                                                           623,700
       9,000   Aetna, Inc.                                                                                  1,122,750
      13,800  *Amgen, Inc.                                                                                    885,270
      89,800  *Boston Scientific Corporation                                                                3,192,390
       8,800   Eli Lilly & Company                                                                            499,400
      19,200  *Forest Laboratories, Inc.                                                                      861,312
       6,000  *Genetech, Inc.                                                                                 326,640
      29,800   Guidant Corporation                                                                          2,148,580
      29,600   Johnson & Johnson                                                                            1,877,232
      15,600  *Laboratory Corporation of America Holdings                                                     777,192
      14,800   Medtronic, Inc.                                                                                735,116
      23,700   Merck & Company, Inc.                                                                          761,718
      88,780   Pfizer, Inc.                                                                                 2,387,294
      42,800  *Priority Healthcare Corporation                                                                931,756
      23,800  *Wellpoint, Inc.                                                                              2,737,000
      35,500   Wyeth                                                                                        1,511,945
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,590,505
---------------------------------------------------------------------------------------------------------------------
               Industrials--7.0%
      15,400   3M Company                                                                                   1,263,878
      60,300  *AGCO Corporation                                                                             1,319,967
      14,900   Alexander & Baldwin, Inc.                                                                      632,058
      74,100   American Power Conversion Corporation                                                        1,585,740
         400   Briggs & Stratton Corporation                                                                   16,632
       9,300   Caterpillar, Inc.                                                                              906,843
      29,800   Cendant Corporation                                                                            696,724
      29,500   Chicago Bridge & Iron Company NV - NY Shares                                                 1,180,000
      10,600   Eaton Corporation                                                                              767,016
      15,000   Engineered Support Systems, Inc.                                                               888,300
      14,800   Harsco Corporation                                                                             824,952
      26,600   Honeywell International, Inc.                                                                  941,906
      17,800   Lockheed Martin Corporation                                                                    988,790
      40,900   Masco Corporation                                                                            1,494,077
      26,900   Northrop Grumman Corporation                                                                 1,462,284
      59,300  *Pinnacle Airlines Corporation                                                                  826,642
      17,800   Pitney Bowes, Inc.                                                                             823,784
      14,900   Rockwell Automation, Inc.                                                                      738,295
      38,200   SPX Corporation                                                                              1,530,292
      14,800   United Technologies Corporation                                                              1,529,580
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,417,760
---------------------------------------------------------------------------------------------------------------------
               Information Technology--9.7%
       4,400   Analog Devices, Inc.                                                                           162,448
      59,500  *Cisco Systems, Inc.                                                                          1,148,350
          18   Computer Associates International, Inc.                                                            559
      29,600   Diebold, Inc.                                                                                1,649,608
      42,900  *Electronics for Imaging, Inc.                                                                  746,889
     103,600  *EMC Corporation                                                                              1,540,532
     168,600  *Entrust, Inc.                                                                                  638,994
      41,376   First Data Corporation                                                                       1,760,135
      59,200   Hewlett-Packard Company                                                                      1,241,424
      51,700   Intel Corporation                                                                            1,209,263
      23,600   Intersil Corporation - Class "A"                                                               395,064
      14,800   Intuit, Inc.                                                                                   651,348
      74,900  *Lexar Media, Inc.                                                                              587,216
      56,900  *McAfee, Inc.                                                                                 1,646,117
     103,600   Microsoft Corporation                                                                        2,767,156
      88,800   Nokia Corporation - Class "A" (ADR)                                                          1,391,496
      28,500  *PalmOne, Inc.                                                                                  899,175
      57,700  *Paxar Corporation                                                                            1,279,209
      47,200   QUALCOMM, Inc.                                                                               2,001,280
      41,800  *SanDisk Corporation                                                                          1,043,746
      19,100   StarTek, Inc.                                                                                  543,395
      54,385  *Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                             461,729
      23,800  *Tech Data Corporation                                                                        1,080,520
      28,500  *Thermo Electron Corporation                                                                    860,415
      76,500  *VERITAS Software Corporation                                                                 2,184,075
      10,400   Xilinx, Inc.                                                                                   308,360
---------------------------------------------------------------------------------------------------------------------
                                                                                                           28,198,503
---------------------------------------------------------------------------------------------------------------------
               Materials--3.8%
      19,200   Dow Chemical Company                                                                           950,592
      23,700   Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                               906,051
      42,900   Georgia-Pacific Corporation                                                                  1,607,892
      43,000   Lubrizol Corporation                                                                         1,584,980
      41,500   MeadWestvaco Corporation                                                                     1,406,435
         560   Neenah Paper, Inc.                                                                              18,256
      13,200   PPG Industries, Inc.                                                                           899,712
      17,800   Praxair, Inc.                                                                                  785,870
      61,300   RPM International, Inc.                                                                      1,205,158
      24,000   Weyerhaeuser Company                                                                         1,613,280
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,978,226
---------------------------------------------------------------------------------------------------------------------
               Other--1.0%
      40,800   Nasdaq - 100 Index Tracking Stock                                                            1,628,328
      10,300   SPDR Trust Series "1"                                                                        1,245,270
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,873,598
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.7%
      41,500   SBC Communications, Inc.                                                                     1,069,454
      22,100   Verizon Communications, Inc.                                                                   895,271
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,964,725
---------------------------------------------------------------------------------------------------------------------
               Utilities--1.0%
      34,600   Atmos Energy Corporation                                                                       946,310
      22,100   Consolidated Edison, Inc.                                                                      966,874
      26,900   ONEOK, Inc.                                                                                    764,498
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,677,682
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $144,729,489)                                                          184,307,185
---------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--18.4%
               Aerospace/Defense--.5%
       $500M   Boeing Capital Corp., 4.75%, 2008                                                              517,554
               Precision Castparts Corp.:
        500M     8.75%, 2005                                                                                  505,259
        500M     5.6%, 2013                                                                                   510,733
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,533,546
---------------------------------------------------------------------------------------------------------------------
               Automotive--.3%
               DaimlerChrysler NA Holdings Corp.:
        350M     8%, 2010                                                                                     404,986
        350M     6.5%, 2013                                                                                   380,260
---------------------------------------------------------------------------------------------------------------------
                                                                                                              785,246
---------------------------------------------------------------------------------------------------------------------
               Chemicals--.4%
      1,075M   Rohm & Haas Company, 7.4%, 2009                                                              1,222,283
---------------------------------------------------------------------------------------------------------------------
               Consumer Non Durables--.3%
        900M   Clorox Co., 6.125%, 2011                                                                       984,026
---------------------------------------------------------------------------------------------------------------------
               Energy--.2%
        600M   Texaco Capital, Inc., 8.25%, 2006                                                              649,982
---------------------------------------------------------------------------------------------------------------------
               Financial--2.2%
               CIT Group, Inc.:
        500M     4.75%, 2010                                                                                  508,725
        750M     7.75%, 2012                                                                                  889,041
      1,250M   ERAC USA Finance Enterprise Co., 7.35%, 2008 +                                               1,381,973
        400M   Ford Motor Credit Co., 7.75%, 2007                                                             425,121
        350M   General Electric Capital Corp., 8.5%, 2008                                                     402,507
               General Motors Acceptance Corp.:
        500M     4.5%, 2006                                                                                   500,488
        650M     7.75%, 2010                                                                                  698,383
        750M   Household Finance Corp., 6.5%, 2008                                                            816,382
        885M   SLM Corp., 5%, 2015                                                                            884,479
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,507,099
---------------------------------------------------------------------------------------------------------------------
               Financial Services--2.7%
               Bank of America Corp.:
        500M     6.5%, 2011                                                                                   547,052
        500M     7.4%, 2011                                                                                   579,906
        750M   Bank One Corp., 7.6%, 2007                                                                     816,347
        638M   Bank United Corp., 8%, 2009                                                                    731,255
      1,250M   Fifth Third Bank, 3.375%, 2008                                                               1,234,253
      1,000M   Lincoln National Corp., 6.5%, 2008                                                           1,082,598
        725M   Manufacturers & Traders Trust Co., 8%, 2010                                                    860,828
        270M   National City Bank Of Indiana, 4.875%, 2007                                                    278,294
        853M   National City Bank of Kentucky, 6.3%, 2011                                                     945,690
        737M   Washington Mutual, Inc., 8.25%, 2010                                                           863,179
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,939,402
---------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--.8%
      1,000M   Coca-Cola Co., 5.75%, 2011                                                                   1,081,791
      1,030M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                                    1,165,331
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,247,122
---------------------------------------------------------------------------------------------------------------------
               Food/Drug--1.0%
        600M   Delhaize America, Inc., 8.125%, 2011                                                           702,434
      1,000M   Kroger Co., 7.8%, 2007                                                                       1,097,341
        996M   Safeway, Inc., 7%, 2007                                                                      1,075,168
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,874,943
---------------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--.7%
      1,100M   International Paper Co., 6.75%, 2011                                                         1,234,919
        700M   Weyerhaeuser Co., 6.75%, 2012                                                                  789,923
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,024,842
---------------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--.3%
        750M   MGM Mirage, Inc., 8.5%, 2010                                                                   856,875
---------------------------------------------------------------------------------------------------------------------
               Health Care--.7%
      1,000M   HCA, Inc., 5.25%, 2008                                                                       1,006,692
        800M   Wyeth, 6.95%, 2011                                                                             901,916
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,908,608
---------------------------------------------------------------------------------------------------------------------
               Information Technology--.5%
      1,500M   International Business Machines Corp., 5.4%, 2009                                            1,583,694
---------------------------------------------------------------------------------------------------------------------
               Manufacturing--.6%
        700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                           798,760
        900M   United Technologies Corp., 7.125%, 2010                                                      1,035,152
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,833,912
---------------------------------------------------------------------------------------------------------------------
               Media - Broadcasting--.6%
               Comcast Cable Communications, Inc.:
        705M     8.375%, 2007                                                                                 780,111
        500M     7.125%, 2013                                                                                 580,214
        500M   Cox Communications, Inc., 5.5%, 2015                                                           498,151
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,858,476
---------------------------------------------------------------------------------------------------------------------
               Media - Diversified--.8%
        750M   AOL Time Warner, Inc., 6.75%, 2011                                                             844,737
        500M   Cox Enterprises, Inc., 8%, 2007 +                                                              538,053
        705M   Viacom, Inc., 8.625%, 2012                                                                     870,211
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,253,001
---------------------------------------------------------------------------------------------------------------------
               Metals/Mining--.4%
        500M   Alcoa, Inc., 6%, 2012                                                                          546,996
        500M   Thiokol Corp., 6.625%, 2008                                                                    540,930
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,087,926
---------------------------------------------------------------------------------------------------------------------
               Real Estate Investment Trusts--1.5%
        910M   AvalonBay Communities, Inc., 6.875%, 2007                                                      984,157
        750M   Boston Properties, Inc., 5%, 2015                                                              732,837
        700M   EOP Operating LP, 8.1%, 2010                                                                   821,237
        700M   Mack-Cali Realty LP, 7.75%, 2011                                                               812,785
        800M   Simon Property Group LP, 7.375%, 2018                                                          921,818
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,272,834
---------------------------------------------------------------------------------------------------------------------
               Retail - General Merchandise--.4%
        500M   Federated Department Stores, Inc., 7.45%, 2017                                                 588,659
        600M   Target Corp., 7.5%, 2010                                                                       702,294
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,290,953
---------------------------------------------------------------------------------------------------------------------
               Telecommunications--.5%
        600M   New York Telephone Co., 6.125%, 2010                                                           637,330
        600M   SBC Communications, Inc., 6.25%, 2011                                                          659,158
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,296,488
---------------------------------------------------------------------------------------------------------------------
               Transportation--1.1%
               Burlington Northern Santa Fe Corp.:
      1,000M     7.875%, 2007                                                                               1,091,660
        250M     6.75%, 2011                                                                                  283,007
        400M   Canadian National Railway Co., 6.45%, 2006                                                     417,030
      1,100M   Union Pacific Corp., 7.375%, 2009                                                            1,243,540
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,035,237
---------------------------------------------------------------------------------------------------------------------
               Utilities--1.5%
        750M   Consumers Energy Co., 6.375%, 2008                                                             802,511
        800M   DPL, Inc., 6.875%, 2011                                                                        877,706
        750M   Duke Capital Corp., 8%, 2019                                                                   917,369
        750M   Nisource Finance Corp., 7.875%, 2010                                                           882,742
        900M   PP&L Capital Funding, Inc., 8.375%, 2007                                                       991,694
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,472,022
---------------------------------------------------------------------------------------------------------------------
               Waste Management--.4%
      1,000M   Waste Management, Inc., 6.875%, 2009                                                         1,109,027
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $51,971,256)                                                          53,627,544
---------------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--8.1%
               Fannie Mae--4.2%
      6,792M     5.5%, 4/1/33 - 10/1/33                                                                     6,904,507
      1,705M     6.5%, 11/1/33                                                                              1,791,999
      3,147M     7%, 3/1/32 - 8/1/32                                                                        3,370,195
---------------------------------------------------------------------------------------------------------------------
                                                                                                           12,066,701
---------------------------------------------------------------------------------------------------------------------
               Freddie Mac--1.5%
      2,099M     5.5%, 7/1/33                                                                               2,135,026
        771M     6%, 9/1/32                                                                                   797,465
      1,466M     6.5%, 1/1/34                                                                               1,538,705
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,471,196
---------------------------------------------------------------------------------------------------------------------
               Government National Mortgage Association--2.4%
      1,498M     5%, 11/15/34                                                                               1,500,013
      4,027M     5.5%, 4/15/33 - 6/15/34                                                                    4,127,838
        720M     6%, 9/15/34                                                                                  747,538
        450M     6.5%, 7/15/28                                                                                474,574
        229M     7%, 8/15/32                                                                                  243,013
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,092,976
---------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $23,368,891)                                             23,630,873
---------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--3.0%
      2,000M   Jefferson County, Alabama Ltd. Oblig. Rev. Bonds, 5%, 2024                                   2,032,500
               New York City, New York General Obligations:
      2,500M     5%, 2024                                                                                   2,575,000
      1,255M     5%, 2025                                                                                   1,289,512
      1,300M     5%, 2026                                                                                   1,330,875
      1,500M   Tobacco Settlement Financing Corp., NJ Rev. Bonds, 6.75%, 2039                               1,501,875
---------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,638,717)                                                            8,729,762
---------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--1.6%
               Financials--1.1%
               Chubb Corporation:
      26,800     7%, 2005 - Series "A"                                                                        806,680
      14,800     7%, 2006 - Series "B"                                                                        445,850
      28,600   Hartford Financial Services Group, Inc., 6%, 2006 - Class "A"                                1,848,274
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,100,804
---------------------------------------------------------------------------------------------------------------------
               Health Care--.1%
       4,500   Baxter International, Inc., 7%, 2006                                                           255,938
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.4%
      23,500   ALLTEL Corporation, 7.75%, 2005                                                              1,245,500
---------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stock (cost $3,814,771)                                                4,602,242
---------------------------------------------------------------------------------------------------------------------
               PASS THROUGH CERTIFICATES--.4%
               Transportation
        752M   Continental Airlines, Inc., 8.388%, 2020                                                       601,495
        604M   NWA Trust, 10.23%, 2012                                                                        558,529
---------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,414,983)                                                  1,160,024
---------------------------------------------------------------------------------------------------------------------
               WARRANTS--0%
       3,736  *Lucent Technologies, Inc.  (expiring 12/10/07) (cost  $0)                                        5,903
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.4%
     $1,000M   Federal Home Loan Bank, 2.25%, 1/19/05                                                         998,874
      6,000M   Freddie Mac, 2.24%, 1/10/05                                                                  5,996,639
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $6,995,513)                                     6,995,513
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--2.1%
      6,000M   Madison Gas & Electric Co., 2.3%, 1/25/05 (cost $5,990,797)                                  5,990,797
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $246,924,417)                                  99.4%                     289,049,843
Other Assets, Less Liabilities                                                    .6                        1,841,096
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%                    $290,890,939
=====================================================================================================================

* Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2004, Total Return Fund held two 144A securities with an aggregate value of $1,920,026 representing .7% of the Fund's net assets.

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $248,988,236. The gross unrealized appreciation and depreciation on securities was $44,875,212 and $4,813,605, respectively, with a net unrealized appreciation of $40,061,607.




Portfolio of Investments (unaudited)
FIRST INVESTORS VALUE FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--87.7%
               Consumer Discretionary--14.2%
      69,600   Bob Evans Farms, Inc.                                                                       $1,819,344
      56,500   Clear Channel Communications, Inc.                                                           1,892,185
      47,300   Genuine Parts Company                                                                        2,084,038
      76,200   Hancock Fabrics, Inc.                                                                          790,194
      39,600   Home Depot, Inc.                                                                             1,692,504
      59,300   J.C. Penney Company, Inc. (Holding Company)                                                  2,455,020
      30,600   Jones Apparel Group, Inc.                                                                    1,119,042
      67,974   Kimball International, Inc. - Class "B"                                                      1,006,695
      36,100   Lee Enterprises, Inc.                                                                        1,663,488
      63,700   Leggett & Platt, Inc.                                                                        1,810,991
      19,800   Liberty Corporation                                                                            870,408
      18,295   Limited Brands                                                                                 421,151
      14,200   Magna International, Inc. - Class "A"                                                        1,172,210
      59,700   May Department Stores Company                                                                1,755,180
     102,800   McDonald's Corporation                                                                       3,295,768
      95,700   Natuzzi SpA (ADR)                                                                            1,038,345
      32,300   Newell Rubbermaid, Inc.                                                                        781,337
      36,000   OshKosh B'Gosh, Inc. - Class "A"                                                               770,400
      28,200   Outback Steakhouse, Inc.                                                                     1,290,996
     162,900   Pearson PLC (ADR)                                                                            1,980,864
      20,900   Talbots, Inc.                                                                                  569,107
      29,900   Tupperware Corporation                                                                         619,528
     110,800   Walt Disney Company                                                                          3,080,240
---------------------------------------------------------------------------------------------------------------------
                                                                                                           33,979,035
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--7.9%
      19,200   American Italian Pasta Company - Class "A"                                                     446,400
      37,200   Brown-Forman Corporation - Class "B"                                                         1,810,896
      56,500   Coca-Cola Company                                                                            2,352,095
      71,800   ConAgra Foods, Inc.                                                                          2,114,510
      15,541  *Del Monte Foods Company                                                                        171,262
      40,700   Diageo PLC (ADR)                                                                             2,355,716
      23,900   Fomento Economico Mexicano, SA de CV (ADR)                                                   1,257,379
      44,200   H.J. Heinz Company                                                                           1,723,358
      28,300   Kimberly-Clark Corporation                                                                   1,862,423
      52,500   Ruddick Corporation                                                                          1,138,725
      42,800   Sara Lee Corporation                                                                         1,033,192
      58,200   Tasty Baking Company                                                                           470,838
      46,600   UST, Inc.                                                                                    2,241,926
---------------------------------------------------------------------------------------------------------------------
                                                                                                           18,978,720
---------------------------------------------------------------------------------------------------------------------
               Energy--8.6%
      27,600   Anadarko Petroleum Corporation                                                               1,788,756
      36,000   BP PLC (ADR)                                                                                 2,102,400
      36,400   ChevronTexaco Corporation                                                                    1,911,364
      29,500   ConocoPhillips                                                                               2,561,485
      47,900   Diamond Offshore Drilling, Inc.                                                              1,918,395
      36,600   Kerr-McGee Corporation                                                                       2,115,114
      51,700   Marathon Oil Corporation                                                                     1,944,437
      40,200   Royal Dutch Petroleum Company - NY Shares (ADR)                                              2,306,676
      52,600   Tidewater, Inc.                                                                              1,873,086
      46,900   Unocal Corporation                                                                           2,027,956
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,549,669
---------------------------------------------------------------------------------------------------------------------
               Financials--23.6%
      46,000   A.G. Edwards, Inc.                                                                           1,987,660
      14,600   ACE, Ltd.                                                                                      624,150
      52,600   Allstate Corporation                                                                         2,720,472
      62,400   AmSouth Bancorporation                                                                       1,616,160
      55,400   Amvescap PLC (ADR)                                                                             695,824
      84,500   Aon Corporation                                                                              2,016,170
      54,364   Bank of America Corporation                                                                  2,554,564
      70,200   Bank of New York Company, Inc.                                                               2,346,084
      47,100   Banknorth Group, Inc.                                                                        1,723,860
      75,700   Brascan Corporation - Class "A"                                                              2,725,957
      43,855   Cincinnati Financial Corporation                                                             1,941,022
      25,200   Comerica, Inc.                                                                               1,537,704
      38,500   CRT Properties, Inc. (REIT)                                                                    918,610
      56,900   Eagle Hospitality Properties Trust, Inc.                                                       586,070
       6,000   Endurance Specialty Holdings, Ltd.                                                             205,200
      34,200   Erie Indemnity Company - Class "A"                                                           1,797,894
      30,300   FBL Financial Group, Inc. - Class "A"                                                          865,065
      30,600   Jefferson-Pilot Corporation                                                                  1,589,976
      56,400   KeyCorp                                                                                      1,911,960
      30,700   Lincoln National Corporation                                                                 1,433,076
      43,400   Merrill Lynch & Company, Inc.                                                                2,594,018
      37,700   Montpelier Re Holdings, Ltd.                                                                 1,449,565
      44,400   Morgan Stanley                                                                               2,465,088
      57,800   New York Community Bancorp, Inc.                                                             1,188,946
      92,300   NewAlliance Bancshares, Inc.                                                                 1,412,190
      21,800   One Liberty Properties, Inc. (REIT)                                                            451,696
      50,900   Plum Creek Timber Company, Inc. (REIT)                                                       1,956,596
      30,600   PNC Financial Services Group                                                                 1,757,664
      46,300   Protective Life Corporation                                                                  1,976,547
      40,000   PXRE Group, Ltd.                                                                             1,008,400
      72,300   Sky Financial Group, Inc.                                                                    2,072,841
      25,500   SunTrust Banks, Inc.                                                                         1,883,940
      38,200   T. Rowe Price Group, Inc.                                                                    2,376,040
      35,200   Wells Fargo & Company                                                                        2,187,680
---------------------------------------------------------------------------------------------------------------------
                                                                                                           56,578,689
---------------------------------------------------------------------------------------------------------------------
               Health Care--5.4%
      50,900   Abbott Laboratories                                                                          2,374,485
      39,100   GlaxoSmithKline PLC (ADR)                                                                    1,852,949
      36,900   Johnson & Johnson                                                                            2,340,198
      33,200   Novartis AG                                                                                  1,677,928
      81,500   Pfizer, Inc.                                                                                 2,191,535
      77,100   Schering-Plough Corporation                                                                  1,609,848
       8,034  *Wellpoint, Inc.                                                                                923,910
---------------------------------------------------------------------------------------------------------------------
                                                                                                           12,970,853
---------------------------------------------------------------------------------------------------------------------
               Industrials--8.4%
      23,000   A.O. Smith Corporation                                                                         688,620
      29,800   Adesa, Inc.                                                                                    632,356
       2,600   Alexander & Baldwin, Inc.                                                                      110,292
      34,800   Baldor Electric Company                                                                        958,044
      33,500   Dover Corporation                                                                            1,404,990
      51,700   Federal Signal Corporation                                                                     913,022
      20,300   General Dynamics Corporation                                                                 2,123,380
      62,600   Honeywell International, Inc.                                                                2,216,666
      63,200   Masco Corporation                                                                            2,308,696
      63,300   Norfolk Southern Corporation                                                                 2,290,827
      69,800   Pall Corporation                                                                             2,020,710
      46,200   Pitney Bowes, Inc.                                                                           2,138,136
      15,300   SPX Corporation                                                                                612,918
      28,600   Stewart & Stevenson Services, Inc.                                                             578,578
      20,300   Teleflex, Inc.                                                                               1,054,382
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,051,617
---------------------------------------------------------------------------------------------------------------------
               Information Technology--4.0%
      49,300   Automatic Data Processing, Inc.                                                              2,186,455
      68,900   AVX Corporation                                                                                868,140
       6,381  *Freescale Semiconductor, Inc.                                                                  117,155
      90,000   Hewlett-Packard Company                                                                      1,887,300
      37,100   Intersil Corporation - Class "A"                                                               621,054
      60,900   Methode Electronics, Inc. - Class "A"                                                          782,565
      57,800   Motorola, Inc.                                                                                 994,160
      84,000   Nokia Corporation - Class "A" (ADR)                                                          1,316,280
      26,700   Paychex, Inc.                                                                                  909,936
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,683,045
---------------------------------------------------------------------------------------------------------------------
               Materials--6.8%
      31,500   Air Products & Chemicals, Inc.                                                               1,826,055
      46,800   Alcoa, Inc.                                                                                  1,470,456
      56,600   Compass Minerals International, Inc.                                                         1,371,418
      49,500   Du Pont (E.I.) de Nemours & Company                                                          2,427,975
      75,900   Glatfelter                                                                                   1,159,752
      42,700   Great Lakes Chemical Corporation                                                             1,216,523
      62,300   Lubrizol Corporation                                                                         2,296,378
      42,130   Myers Industries, Inc.                                                                         539,264
         857   Neenah Paper, Inc.                                                                              27,938
      75,900   Sonoco Products Company                                                                      2,250,435
      18,200   Vulcan Materials Company                                                                       993,902
       8,600   Weyerhaeuser Company                                                                           578,092
---------------------------------------------------------------------------------------------------------------------
                                                                                                           16,158,188
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--3.6%
      57,500   BellSouth Corporation                                                                        1,597,925
      37,500   CT Communications, Inc.                                                                        461,250
      27,000   D&E Communications, Inc.                                                                       325,350
      51,000   Nippon Telegraph and Telephone Corporation (ADR)                                             1,150,050
      55,400   SBC Communications, Inc.                                                                     1,427,658
      22,100   Telephone & Data Systems, Inc.                                                               1,700,595
      48,528   Verizon Communications, Inc.                                                                 1,965,869
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,628,697
---------------------------------------------------------------------------------------------------------------------
               Utilities--5.2%
       9,933   ALLETE, Inc.                                                                                   365,038
      34,550   American States Water Company                                                                  898,300
      39,200   KeySpan Corporation                                                                          1,546,440
      41,200   MDU Resources Group, Inc.                                                                    1,099,216
      86,900   NiSource, Inc.                                                                               1,979,582
      37,700   Northwest Natural Gas Company                                                                1,271,998
      40,300   ONEOK, Inc.                                                                                  1,145,326
      12,100   South Jersey Industries, Inc.                                                                  635,976
      51,200   Southwest Gas Corporation                                                                    1,300,480
      48,700   United Utilities PLC (ADR)                                                                   1,196,072
      39,700   Vectren Corporation                                                                          1,063,960
---------------------------------------------------------------------------------------------------------------------
                                                                                                           12,502,388
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $157,211,567)                                                          210,080,901
---------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--1.8%
               Financials--1.6%
      49,200   Chubb Corporation, 7%, 2005 - Series "A"                                                     1,480,920
      21,600   Lehman Brothers Holdings, Inc., 6.25%, 2007 - Series "GIS"                                     588,600
       7,700   State Street Corporation, 6.75%, 2006                                                        1,724,130
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,793,650
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.2%
      10,900   ALLTEL Corporation, 7.75%, 2005                                                                577,700
---------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,817,611)                                               4,371,350
---------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--.6%
               Telecommunication Services--.3%
      25,300   Verizon South, Inc., 7%, 2041 - Series "F"                                                     670,450
---------------------------------------------------------------------------------------------------------------------
               Utilities--.3%
      22,300   Entergy Louisiana, Inc., 7.6%, 2032                                                            596,079
---------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,201,906)                                                           1,266,529
---------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--.2%
       $500M   Union Electric Co., 6.75%, 2008 (cost $499,339)                                                543,852
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT AGENCY
               OBLIGATIONS--4.2%
     10,000M   Federal Home Loan Bank, 2.25%, 1/19/05
               (cost $9,988,744)                                                                            9,988,744
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--4.8%
      6,500M   Abbott Laboratories, 2.23%, 2/1/05                                                           6,487,516
      5,000M   Northern Illinois Gas Co., 2.26%, 1/13/05                                                    4,996,233
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,483,749)                                               11,483,749
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $184,202,916)                                    99.3%                   237,735,125
Other Assets, Less Liabilities                                                      .7                      1,719,161
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%                  $239,454,286
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $184,222,020. The gross unrealized appreciation and depreciation on securities was $54,105,691 and $592,586, respectively, with a net unrealized appreciation of $53,513,105.




Portfolio of Investments (unaudited)
FIRST INVESTORS BLUE CHIP FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--98.3%
               Consumer Discretionary--12.8%
       18,400  Brunswick Corporation                                                                    $     910,800
       36,800  Carnival Corporation                                                                         2,120,784
       71,996 *Comcast Corporation - Class "A"                                                              2,396,027
       48,900 *Comcast Corporation - Special Class "A"                                                      1,605,876
       51,500  Eastman Kodak Company                                                                        1,660,875
       25,000 *eBay, Inc.                                                                                   2,907,000
       99,200  Gap, Inc.                                                                                    2,095,104
      162,000  Hilton Hotels Corporation                                                                    3,683,880
      160,500  Home Depot, Inc.                                                                             6,859,770
       75,900  International Game Technology                                                                2,609,442
       75,100 *Kohl's Corporation                                                                           3,692,667
       48,700  Lowe's Companies, Inc.                                                                       2,804,633
      108,900  McDonald's Corporation                                                                       3,491,334
      128,900  News Corporation - Class "A"                                                                 2,405,274
       44,200  NIKE, Inc.                                                                                   4,008,498
      234,600 *Office Depot, Inc.                                                                           4,072,656
       79,000  Target Corporation                                                                           4,102,470
      258,300 *Time Warner, Inc.                                                                            5,021,352
      117,800  Viacom, Inc. - Class "B"                                                                     4,286,742
      137,000  Walt Disney Company                                                                          3,808,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                           64,543,784
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--9.2%
       88,100  Altria Group, Inc.                                                                           5,382,910
      139,200  Coca-Cola Company                                                                            5,794,896
       36,800  Costco Wholesale Corporation                                                                 1,781,488
       40,400  CVS Corporation                                                                              1,820,828
      110,300  General Mills, Inc.                                                                          5,483,013
       63,200  Kimberly-Clark Corporation                                                                   4,159,192
      104,100  PepsiCo, Inc.                                                                                5,434,020
      123,100  Procter & Gamble Company                                                                     6,780,348
       66,500  Walgreen Company                                                                             2,551,605
      135,400  Wal-Mart Stores, Inc.                                                                        7,151,828
---------------------------------------------------------------------------------------------------------------------
                                                                                                           46,340,128
---------------------------------------------------------------------------------------------------------------------
               Energy--7.4%
      176,700  Chesapeake Energy Corporation                                                                2,915,550
      172,300  ChevronTexaco Corporation                                                                    9,047,473
       14,800  Devon Energy Corporation                                                                       576,016
       47,700  EnCana Corporation                                                                           2,721,762
      200,600  ExxonMobil Corporation                                                                      10,282,756
      151,200 *Grant Prideco, Inc.                                                                          3,031,560
       29,400 *Lone Star Technologies, Inc.                                                                   983,724
       38,500  Schlumberger, Ltd.                                                                           2,577,575
       66,200 *Transocean, Inc.                                                                             2,806,218
       50,500  Valero Energy Corporation                                                                    2,292,700
---------------------------------------------------------------------------------------------------------------------
                                                                                                           37,235,334
---------------------------------------------------------------------------------------------------------------------
               Financials--19.4%
       58,900  ACE, Ltd.                                                                                    2,517,975
       59,000  Allstate Corporation                                                                         3,051,480
       92,300  American Express Company                                                                     5,202,951
      129,700  American International Group, Inc.                                                           8,517,399
      178,766  Bank of America Corporation                                                                  8,400,214
      149,100  Bank of New York Company, Inc.                                                               4,982,922
          750 *Berkshire Hathaway, Inc. - Class "B"                                                         2,202,000
       14,800  Capital One Financial Corporation                                                            1,246,308
       48,600  Chubb Corporation                                                                            3,737,340
      235,700  Citigroup, Inc.                                                                             11,356,026
       47,800  Compass Bancshares, Inc.                                                                     2,326,426
       48,600  Fannie Mae                                                                                   3,460,806
       36,800  Freddie Mac                                                                                  2,712,160
       35,300  Goldman Sachs Group, Inc.                                                                    3,672,612
      167,268  JPMorgan Chase & Company                                                                     6,525,125
       33,100  Marsh & McLennan Companies, Inc.                                                             1,088,990
       66,300  Merrill Lynch & Company, Inc.                                                                3,962,751
       16,200  MetLife, Inc.                                                                                  656,262
       67,500  Morgan Stanley                                                                               3,747,600
      158,600  New York Community Bancorp, Inc.                                                             3,262,402
      158,400  UnumProvident Corporation                                                                    2,841,696
       70,200  Washington Mutual, Inc.                                                                      2,968,056
      121,100  Wells Fargo & Company                                                                        7,526,365
       47,500  Willis Group Holdings, Ltd.                                                                  1,955,575
---------------------------------------------------------------------------------------------------------------------
                                                                                                           97,921,441
---------------------------------------------------------------------------------------------------------------------
               Health Care--13.1%
       89,900  Abbott Laboratories                                                                          4,193,835
       83,200 *Amgen, Inc.                                                                                  5,337,280
      110,500 *Boston Scientific Corporation                                                                3,928,275
      162,000  Bristol-Myers Squibb Company                                                                 4,150,440
       47,900  Cooper Companies, Inc.                                                                       3,381,261
       70,000 *Coventry Health Care, Inc.                                                                   3,715,600
       10,600  Eli Lilly & Company                                                                            601,550
       22,200  Guidant Corporation                                                                          1,600,620
      156,300  Johnson & Johnson                                                                            9,912,546
       94,000  Medtronic, Inc.                                                                              4,668,980
      142,200  Novartis AG                                                                                  7,186,788
      317,660  Pfizer, Inc.                                                                                 8,541,877
       40,500  Teva Pharmaceutical Industries, Ltd. (ADR)                                                   1,209,330
       62,500  UnitedHealth Group, Inc.                                                                     5,501,875
       54,000 *Varian Medical Systems, Inc.                                                                 2,334,960
---------------------------------------------------------------------------------------------------------------------
                                                                                                           66,265,217
---------------------------------------------------------------------------------------------------------------------
               Industrials--12.4%
       43,800  3M Company                                                                                   3,594,666
       22,100  Boeing Company                                                                               1,144,117
       36,900  Caterpillar, Inc.                                                                            3,598,119
      129,600  Cendant Corporation                                                                          3,030,048
       58,900  Cintas Corporation                                                                           2,583,354
       29,500  Cummins, Inc.                                                                                2,471,805
       51,600  Deere & Company                                                                              3,839,040
       38,100  Emerson Electric Company                                                                     2,670,810
      423,700  General Electric Company                                                                    15,465,050
       55,300  Honeywell International, Inc.                                                                1,958,173
       36,100  ITT Industries, Inc.                                                                         3,048,645
       44,400  Lockheed Martin Corporation                                                                  2,466,420
      106,800  Masco Corporation                                                                            3,901,404
       28,000  Northrop Grumman Corporation                                                                 1,522,080
      146,500  Tyco International, Ltd.                                                                     5,235,910
       30,000  United Parcel Service, Inc. - Class "B"                                                      2,563,800
       32,600  United Technologies Corporation                                                              3,369,210
---------------------------------------------------------------------------------------------------------------------
                                                                                                           62,462,651
---------------------------------------------------------------------------------------------------------------------
               Information Technology--17.6%
      166,400 *Amdocs, Ltd.                                                                                 4,368,000
       10,900 *Apple Computer, Inc.                                                                           701,960
      128,900 *ASML Holding NV - NY Shares                                                                  2,050,799
      261,300 *Cisco Systems, Inc.                                                                          5,043,090
          132  Computer Associates International, Inc.                                                          4,100
      128,900 *Corning, Inc.                                                                                1,517,153
      133,700 *Dell, Inc.                                                                                   5,634,118
      370,300 *EMC Corporation                                                                              5,506,361
       81,000  First Data Corporation                                                                       3,445,740
      301,000  Intel Corporation                                                                            7,040,390
       73,900  International Business Machines Corporation                                                  7,285,062
      773,200 *Lucent Technologies, Inc.                                                                    2,907,232
      103,000 *Marvell Technology Group, Ltd.                                                               3,653,410
      497,900  Microsoft Corporation                                                                       13,298,909
      176,600  Motorola, Inc.                                                                               3,037,520
      158,200  National Semiconductor Corporation                                                           2,839,690
      235,900  Nokia Corporation - Class "A" (ADR)                                                          3,696,553
       92,000  SanDisk Corporation                                                                          2,297,240
      445,600 *Sonus Networks, Inc.                                                                         2,553,288
      125,900 *Sybase, Inc.                                                                                 2,511,705
      139,300  Texas Instruments, Inc.                                                                      3,429,566
      171,500 *Veritas Software Corporation                                                                 4,896,325
       77,400 *Xerox Corporation                                                                            1,316,574
---------------------------------------------------------------------------------------------------------------------
                                                                                                           89,034,785
---------------------------------------------------------------------------------------------------------------------
               Materials--2.3%
      109,100 *AK Steel Holding Corporation                                                                 1,578,677
       47,900  Alcoa, Inc.                                                                                  1,505,018
       28,000  Cameco Corporation                                                                           2,936,080
       44,300  Cemex SA (ADR)                                                                               1,612,963
       52,200  Dow Chemical Company                                                                         2,584,422
       29,700  Newmont Mining Corporation                                                                   1,318,977
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,536,137
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--2.2%
      128,300 *Nextel Communications, Inc. - Class "A"                                                      3,849,000
      124,800  SBC Communications, Inc.                                                                     3,216,096
      104,000  Verizon Communications, Inc.                                                                 4,213,040
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,278,136
---------------------------------------------------------------------------------------------------------------------
               Utilities--1.9%
      172,700  Duke Energy Corporation                                                                      4,374,491
      105,800  ONEOK, Inc.                                                                                  3,006,836
       36,800  TXU Corporation                                                                              2,375,808
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,757,135
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $376,364,846)                                                          496,374,748
---------------------------------------------------------------------------------------------------------------------
               WARRANTS--.1%
               Information Technology
       18,290 *Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                         28,898
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--1.3%
      $4,500M  Northern Illinois Gas Co., 2.26%, 1/13/05                                                    4,496,610
       2,000M  Prudential Funding Corp., 2%, 1/7/05                                                         1,999,333
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,495,943)                                                 6,495,943
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $382,860,789)                                     99.7%                  502,899,589
Other Assets, Less Liabilities                                                       .3                     1,623,164
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%                 $504,522,753
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $393,199,772. The gross unrealized appreciation and depreciation on securities was $115,386,770 and $5,686,953, respectively, with a net unrealized appreciation of $109,699,817.



Portfolio of Investments (unaudited)
FIRST INVESTORS GROWTH & INCOME FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--97.6%
               Consumer Discretionary--14.3%
      190,000 *AnnTaylor Stores Corporation                                                             $   4,090,700
      212,500  Blockbuster, Inc. - Class "A"                                                                2,027,250
      226,500  Claire's Stores, Inc.                                                                        4,813,125
       50,000  Clear Channel Communications, Inc.                                                           1,674,500
      135,000 *Cost Plus, Inc.                                                                              4,337,550
      188,300  Domino's Pizza, Inc.                                                                         3,351,740
      130,000 *Fox Entertainment Group, Inc. - Class "A"                                                    4,063,800
      112,100 *GameStop Corporation - Class "A"                                                             2,506,556
       50,000  Genuine Parts Company                                                                        2,203,000
       70,000  Harley-Davidson, Inc.                                                                        4,252,500
      109,400  Hasbro, Inc.                                                                                 2,120,172
      230,100 *Hollywood Entertainment Corporation                                                          3,012,009
      100,000  Home Depot, Inc.                                                                             4,274,000
      150,000  J.C. Penney Company, Inc. (Holding Company)                                                  6,210,000
       53,700 *Knoll, Inc.                                                                                    939,750
       60,000  Lear Corporation                                                                             3,660,600
      150,000  Leggett & Platt, Inc.                                                                        4,264,500
      165,000  Mattel, Inc.                                                                                 3,215,850
      250,000  McDonald's Corporation                                                                       8,015,000
       43,200  Neiman Marcus Group, Inc. - Class "A"                                                        3,090,528
      305,300 *Office Depot, Inc.                                                                           5,300,008
      120,000  Polo Ralph Lauren Corporation - Class "A"                                                    5,112,000
       80,000  Ross Stores, Inc.                                                                            2,309,600
       65,000  Sherwin-Williams Company                                                                     2,900,950
       90,000  Viacom, Inc. - Class "B"                                                                     3,275,100
---------------------------------------------------------------------------------------------------------------------
                                                                                                           91,020,788
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--8.0%
      100,000  Altria Group, Inc.                                                                           6,110,000
       60,000  Anheuser-Busch Companies, Inc.                                                               3,043,800
       57,900  Bunge, Ltd.                                                                                  3,300,879
       50,000  Coca-Cola Company                                                                            2,081,500
      230,000 *Herbalife, Ltd.                                                                              3,737,500
      113,300  Hormel Foods Corporation                                                                     3,551,955
       62,500  Kimberly-Clark Corporation                                                                   4,113,125
      258,700  Nu Skin Enterprises, Inc. - Class "A"                                                        6,565,806
       50,000  PepsiCo, Inc.                                                                                2,610,000
       75,000  Procter & Gamble Company                                                                     4,131,000
      120,000 *Smithfield Foods, Inc.                                                                       3,550,800
       70,800  Tootsie Roll Industries, Inc.                                                                2,451,804
       75,000  Wal-Mart Stores, Inc.                                                                        3,961,500
       75,700  WD-40 Company                                                                                2,150,637
---------------------------------------------------------------------------------------------------------------------
                                                                                                           51,360,306
---------------------------------------------------------------------------------------------------------------------
               Energy--7.4%
       75,000  Anadarko Petroleum Corporation                                                               4,860,750
      255,000  Chesapeake Energy Corporation                                                                4,207,500
       40,000  ConocoPhillips                                                                               3,473,200
       40,000  EOG Resources, Inc.                                                                          2,854,400
      130,000  ExxonMobil Corporation                                                                       6,663,800
       80,000 *Noble Corporation                                                                            3,979,200
      150,000  Suncor Energy, Inc.                                                                          5,310,000
      125,000 *Swift Energy Company                                                                         3,617,500
      155,000 *Transocean, Inc.                                                                             6,570,450
      165,175  XTO Energy, Inc.                                                                             5,843,892
---------------------------------------------------------------------------------------------------------------------
                                                                                                           47,380,692
---------------------------------------------------------------------------------------------------------------------
               Financials--21.4%
       70,000  American Express Company                                                                     3,945,900
       80,000  American International Group, Inc.                                                           5,253,600
      197,718  Bank of America Corporation                                                                  9,290,769
       45,000  Bear Stearns Companies, Inc.                                                                 4,603,950
      150,000  Citigroup, Inc.                                                                              7,227,000
      200,000  Colonial BancGroup, Inc.                                                                     4,246,000
      129,200  Endurance Specialty Holdings, Ltd.                                                           4,418,640
       50,000  Fannie Mae                                                                                   3,560,500
      155,000  JPMorgan Chase & Company                                                                     6,046,550
       57,500  Lehman Brothers Holdings, Inc.                                                               5,030,100
      100,000  Marsh & McLennan Companies, Inc.                                                             3,290,000
      170,000  MBNA Corporation                                                                             4,792,300
       80,000  Merrill Lynch & Company, Inc.                                                                4,781,600
      130,000  Montpelier Re Holdings, Ltd.                                                                 4,998,500
       90,000  Morgan Stanley                                                                               4,996,800
       90,000  National City Corporation                                                                    3,379,500
      208,333  New York Community Bancorp, Inc.                                                             4,285,410
      225,000  NewAlliance Bancshares, Inc.                                                                 3,442,500
       78,855  North Fork Bancorporation, Inc.                                                              2,274,967
       89,600  Old Republic International Corporation                                                       2,266,880
       75,000  Plum Creek Timber Company, Inc. (REIT)                                                       2,883,000
       96,105  Safeco Corporation                                                                           5,020,525
       50,000  South Financial Group, Inc.                                                                  1,626,500
      200,000  Sovereign Bancorp, Inc.                                                                      4,510,000
      170,000  U.S. Bancorp                                                                                 5,324,400
      100,000  Wachovia Corporation                                                                         5,260,000
      125,000  Washington Mutual, Inc.                                                                      5,285,000
       80,000 *Wellpoint, Inc.                                                                              9,200,000
       70,000  Wells Fargo & Company                                                                        4,350,500
       18,300  Willis Group Holdings, Ltd.                                                                    753,411
---------------------------------------------------------------------------------------------------------------------
                                                                                                          136,344,802
---------------------------------------------------------------------------------------------------------------------
               Health Care--11.0%
      160,000  Abbott Laboratories                                                                          7,464,000
       75,000 *Accredo Health, Inc.                                                                         2,079,000
       30,000  Aetna, Inc.                                                                                  3,742,500
       46,700 *Amgen, Inc.                                                                                  2,995,805
      300,000 *Boston Scientific Corporation                                                               10,665,000
       30,000  Eli Lilly & Company                                                                          1,702,500
       65,000 *Forest Laboratories, Inc.                                                                    2,915,900
       20,000 *Genetech, Inc.                                                                               1,088,800
      100,000  Guidant Corporation                                                                          7,210,000
      100,000  Johnson & Johnson                                                                            6,342,000
       52,800 *Laboratory Corporation of America Holdings                                                   2,630,496
       50,000  Medtronic, Inc.                                                                              2,483,500
       80,000  Merck & Company, Inc.                                                                        2,571,200
      300,000  Pfizer, Inc.                                                                                 8,067,000
      145,000 *Priority Healthcare Corporation                                                              3,156,650
      120,000  Wyeth                                                                                        5,110,800
---------------------------------------------------------------------------------------------------------------------
                                                                                                           70,225,151
---------------------------------------------------------------------------------------------------------------------
               Industrials--10.8%
       52,000  3M Company                                                                                   4,267,640
      205,000 *AGCO Corporation                                                                             4,487,450
       50,400  Alexander & Baldwin, Inc.                                                                    2,137,968
      250,000  American Power Conversion Corporation                                                        5,350,000
        1,400  Briggs & Stratton Corporation                                                                   58,212
       30,000  Caterpillar, Inc.                                                                            2,925,300
      100,000  Cendant Corporation                                                                          2,338,000
      100,200  Chicago Bridge & Iron Company NV - NY Shares                                                 4,008,000
       36,000  Eaton Corporation                                                                            2,604,960
       50,000  Engineered Support Systems, Inc.                                                             2,961,000
       50,000  Harsco Corporation                                                                           2,787,000
       90,000  Honeywell International, Inc.                                                                3,186,900
       60,000  Lockheed Martin Corporation                                                                  3,333,000
      140,000  Masco Corporation                                                                            5,114,200
       90,000  Northrop Grumman Corporation                                                                 4,892,400
      200,000 *Pinnacle Airlines Corporation                                                                2,788,000
       60,000  Pitney Bowes, Inc.                                                                           2,776,800
       50,000  Rockwell Automation, Inc.                                                                    2,477,500
      130,000  SPX Corporation                                                                              5,207,800
       50,000  United Technologies Corporation                                                              5,167,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                          68,869,630
---------------------------------------------------------------------------------------------------------------------
               Information Technology--15.0%
       15,000  Analog Devices, Inc.                                                                           553,800
      200,000 *Cisco Systems, Inc.                                                                          3,860,000
      100,000  Diebold, Inc.                                                                                5,573,000
      135,000 *Electronics for Imaging, Inc.                                                                2,350,350
      350,000 *EMC Corporation                                                                              5,204,500
      665,000 *Entrust, Inc.                                                                                2,520,350
      140,000  First Data Corporation                                                                       5,955,600
      200,000  Hewlett-Packard Company                                                                      4,194,000
      175,000  Intel Corporation                                                                            4,093,250
       80,000  Intersil Corporation - Class "A"                                                             1,339,200
       50,000 *Intuit, Inc.                                                                                 2,200,500
      252,100 *Lexar Media, Inc.                                                                            1,976,464
       23,179 *Lucent Technologies, Inc.                                                                       36,623
      190,000 *McAfee, Inc.                                                                                 5,496,700
      350,000  Microsoft Corporation                                                                        9,348,500
      300,000  Nokia Corporation - Class "A" (ADR)                                                          4,701,000
      100,000 *PalmOne, Inc.                                                                                3,155,000
      195,000 *Paxar Corporation                                                                            4,323,150
      160,000  QUALCOMM, Inc.                                                                               6,784,000
      140,000 *SanDisk Corporation                                                                          3,495,800
       65,000  StarTek, Inc.                                                                                1,849,250
      184,820 *Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                           1,569,122
       80,000 *Tech Data Corporation                                                                        3,632,000
       96,900 *Thermo Electron Corporation                                                                  2,925,411
      260,000 *VERITAS Software Corporation                                                                 7,423,000
       35,000  Xilinx, Inc.                                                                                 1,037,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                           95,598,320
---------------------------------------------------------------------------------------------------------------------
               Materials--5.8%
       65,000  Dow Chemical Company                                                                         3,218,150
       80,000  Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                             3,058,400
      145,000  Georgia-Pacific Corporation                                                                  5,434,600
      146,500  Lubrizol Corporation                                                                         5,399,990
      140,000  MeadWestvaco Corporation                                                                     4,744,600
        1,893  Neenah Paper, Inc.                                                                              61,712
       45,000  PPG Industries, Inc.                                                                         3,067,200
       60,000  Praxair, Inc.                                                                                2,649,000
      207,000  RPM International, Inc.                                                                      4,069,620
       80,400  Weyerhaeuser Company                                                                         5,404,487
---------------------------------------------------------------------------------------------------------------------
                                                                                                           37,107,759
---------------------------------------------------------------------------------------------------------------------
               Other--1.5%
      140,000  Nasdaq - 100 Index Tracking Stock                                                            5,587,400
       35,000  SPDR Trust- Series "1"                                                                       4,231,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,818,900
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--1.0%
      140,000  SBC Communications, Inc.                                                                     3,607,800
       75,000  Verizon Communications, Inc.                                                                 3,038,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,646,050
---------------------------------------------------------------------------------------------------------------------
               Utilities--1.4%
      115,400  Atmos Energy Corporation                                                                     3,156,190
       75,000  Consolidated Edison, Inc.                                                                    3,281,250
       90,000  ONEOK, Inc.                                                                                  2,557,800
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,995,240
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $482,407,269)                                                          623,367,638
---------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--2.5%
               Financials--1.7%
               Chubb Corporation:                                                                           2,733,080
       90,800    7%, 2005 - Series "A"
       50,000    7%, 2006 - Series "B"                                                                      1,506,250
       97,000  Hartford Financial Services Group, Inc., 6%, 2006 - Class "A"                                6,268,625
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,507,955
---------------------------------------------------------------------------------------------------------------------
               Health Care--.1%
       16,000  Baxter International, Inc., 7%, 2006                                                           910,000
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.7%
       80,000  ALLTEL Corporation, 7.75%, 2005                                                              4,240,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $12,653,193)                                             15,657,955
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $495,060,462)                                  100.1%                    639,025,593
Excess of Liabilities Over Other Assets                                            (1)                       (546,680)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%                  $ 638,478,913
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $500,340,752. The gross unrealized appreciation and depreciation on securities was $154,893,596 and $16,208,755, respectively, with a net unrealized appreciation of $138,684,841.



Portfolio of Investments (unaudited)
FIRST INVESTORS ALL-CAP GROWTH FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--96.7%
               Consumer Discretionary--12.7%
       13,950 *A.C. Moore Arts & Crafts, Inc.                                                           $     401,900
       21,300 *Coach, Inc.                                                                                  1,201,320
       31,000  D.R. Horton, Inc.                                                                            1,249,610
       52,300 *eBay, Inc.                                                                                   6,081,444
       34,980 *Fleetwood Enterprises, Inc.                                                                    470,831
       11,170 *Helen of Troy, Ltd.                                                                            375,424
       11,680  Landry's Restaurants, Inc.                                                                     339,421
       37,870 *Lions Gate Entertainment Corporation                                                           402,179
       15,100 *MGM Mirage, Inc.                                                                             1,098,374
       29,100  Michaels Stores, Inc.                                                                          872,127
       28,270  Omnicom Group, Inc.                                                                          2,383,726
       16,000 *Pixar                                                                                        1,369,760
        4,140 *Red Robin Gourmet Burgers, Inc.                                                                221,366
        7,470  Standard Pacific Corporation                                                                   479,126
       51,830 *TiVo, Inc.                                                                                     304,242
       13,000 *Wynn Resorts, Ltd.                                                                             869,960
      104,640 *XM Satellite Radio Holdings, Inc. - Class "A"                                                3,936,557
---------------------------------------------------------------------------------------------------------------------
                                                                                                           22,057,367
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--1.4%
       54,150  Gillette Company                                                                             2,424,837
---------------------------------------------------------------------------------------------------------------------
               Energy--3.0%
       11,810  Cabot Oil & Gas Corporation                                                                    522,592
       15,100  EOG Resources, Inc.                                                                          1,077,536
       43,570  Petro-Canada                                                                                 2,222,941
       19,650 *Whiting Petroleum Corporation                                                                  594,412
       21,675  XTO Energy, Inc.                                                                               766,861
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,184,342
---------------------------------------------------------------------------------------------------------------------
               Financials--11.8%
        7,175 *Affiliated Managers Group, Inc.                                                                486,035
        7,140 *Arch Capital Group, Ltd.                                                                       276,318
       29,010  Capital One Financial Corporation                                                            2,442,932
       21,800 *CB Richard Ellis Group, Inc. - Class "A"                                                       731,390
       55,680  Citigroup, Inc.                                                                              2,682,662
      221,220  Countrywide Financial Corporation                                                            8,187,352
       38,000  Freddie Mac                                                                                  2,800,600
       14,070  IndyMac Bancorp, Inc.                                                                          484,712
       12,900  Legg Mason, Inc.                                                                               945,054
       28,490  State Street Corporation                                                                     1,399,429
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,436,484
---------------------------------------------------------------------------------------------------------------------
               Health Care--18.0%
       79,360  Abbott Laboratories                                                                          3,702,144
       25,900 *Abgenix, Inc.                                                                                  267,806
       12,480 *Advisory Board Company                                                                         460,262
       14,190  Aetna, Inc.                                                                                  1,770,203
      127,880  AstraZeneca PLC (ADR)                                                                        4,653,553
        7,960 *AtheroGenics, Inc.                                                                             187,538
       12,600 *Cephalon, Inc.                                                                                 641,088
       30,200 *Elan Corporation PLC (ADR)                                                                     822,950
       66,270  Eli Lilly & Company                                                                          3,760,823
       50,600 *Forest Laboratories, Inc.                                                                    2,269,916
       22,550 *Medicines Company                                                                              649,440
      103,120  Medtronic, Inc.                                                                              5,121,970
       84,200 *Millennium Pharmaceuticals, Inc.                                                             1,020,504
       16,910 *NPS Pharmaceuticals, Inc.                                                                      309,115
      124,790  Schering-Plough Corporation                                                                  2,605,615
        7,730 *Symbion, Inc.                                                                                  170,678
       25,140 *Wellpoint, Inc.                                                                              2,891,100
---------------------------------------------------------------------------------------------------------------------
                                                                                                           31,304,705
---------------------------------------------------------------------------------------------------------------------
               Industrials--13.4%
      103,210 *Apollo Group, Inc. - Class "A"                                                               8,330,079
       10,350  Arkansas Best Corporation                                                                      464,612
       11,100  Corporate Executive Board Company                                                              743,034
       21,600 *DiamondCluster International, Inc.                                                             309,528
       30,300 *Education Management Corporation                                                             1,000,203
       10,200  Fastenal Company                                                                               627,912
       11,230  General Dynamics Corporation                                                                 1,174,658
       76,070  General Electric Company                                                                     2,776,555
       27,270  Jackson Hewitt Tax Service, Inc.                                                               688,568
       34,800 *Monster Worldwide, Inc.                                                                      1,170,672
       20,270 *Navigant Consulting, Inc.                                                                      539,182
       16,400  PACCAR, Inc.                                                                                 1,319,872
       11,200  Parker-Hannifin Corporation                                                                    848,288
       10,900  Robert Half International, Inc.                                                                320,787
       31,600  Rockwell Collins, Inc.                                                                       1,246,304
       39,170 *Sirva, Inc.                                                                                    752,847
        5,260  Strayer Education, Inc.                                                                        577,495
        6,910 *Yellow Roadway Corporation                                                                     384,956
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,275,552
---------------------------------------------------------------------------------------------------------------------
               Information Technology--33.2%
       53,210 *Accenture, Ltd. - Class "A"                                                                  1,436,670
       24,000  Acxiom Corporation                                                                             631,200
       74,300 *Aeroflex, Inc.                                                                                 900,516
       44,100 *Amdocs, Ltd.                                                                                 1,157,625
       14,600  CDW Corporation                                                                                968,710
      183,550 *Cisco Systems, Inc.                                                                          3,542,515
       19,700 *Cognizant Technology Solutions Corporation - Class "A"                                         833,901
      163,390 *Dell, Inc.                                                                                   6,885,255
      136,800 *Electronic Arts, Inc.                                                                        8,437,824
      129,840  First Data Corporation                                                                       5,523,394
        3,300 *Kanbay International, Inc.                                                                     103,290
       85,940 *MEMC Electronic Materials, Inc.                                                              1,138,705
      126,540  Microsoft Corporation                                                                        3,379,883
       22,280 *NAVTEQ                                                                                       1,032,901
       35,500 *Network Appliance, Inc.                                                                      1,179,310
       31,370 *Polycom, Inc.                                                                                  731,548
       87,980 *Research in Motion, Ltd.                                                                     7,251,312
       26,100 *Salesforce.com, Inc.                                                                           442,134
       42,200 *SanDisk Corporation                                                                          1,053,734
       26,800 *Take-Two Interactive Software, Inc.                                                            932,372
       34,720 *THQ, Inc.                                                                                      796,477
       13,300 *VeriSign, Inc.                                                                                 445,816
       58,810  Xilinx, Inc.                                                                                 1,743,717
      186,710 *Yahoo!, Inc.                                                                                 7,035,233
---------------------------------------------------------------------------------------------------------------------
                                                                                                           57,584,042
---------------------------------------------------------------------------------------------------------------------
               Materials--.7%
       20,720  Arch Coal, Inc.                                                                                736,389
       53,670 *GrafTech International, Ltd.                                                                   507,718
---------------------------------------------------------------------------------------------------------------------
                                                                                                            1,244,107
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--2.5%
      143,160 *American Tower Corporation - Class "A"                                                       2,634,144
      106,850 *Crown Castle International Corporation                                                       1,777,983
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,412,127
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $135,454,151)                                                          167,923,563
---------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--4.7%
      $8,095M  PNP Paribas, 1.6%, dated 12/31/04, to be
                 repurchased at $8,096,079 on 1/3/05
                 (collateralized by U.S. Treasury Bonds,
                 6.7%, 8/15/26, valued at 8,281,430)
                 (cost $8,095,000)                                                                          8,095,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $143,549,151)                                     101.4%                 176,018,563
Excess of Liabilities Over Other Assets                                             (1.4)                  (2,486,122)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%                $173,532,441
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $144,165,678. The gross unrealized appreciation and depreciation on securities was $34,877,806 and $3,024,921, respectively, with a net unrealized appreciation of $31,852,885.



Portfolio of Investments (unaudited)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--96.7%
               Consumer Discretionary--16.0%
       55,000  American Axle & Manufacturing Holdings, Inc.                                             $   1,686,300
       27,200  American Eagle Outfitters, Inc.                                                              1,281,120
      120,000 *AnnTaylor Stores Corporation                                                                 2,583,600
       56,250  Applebee's International, Inc.                                                               1,487,813
       27,500 *Barnes & Noble, Inc.                                                                           887,425
      105,000  Blockbuster, Inc. - Class "A"                                                                1,001,700
       49,000  BorgWarner, Inc.                                                                             2,654,330
       35,000 *Chico's FAS, Inc.                                                                            1,593,550
      145,700  Claire's Stores, Inc.                                                                        3,096,125
       45,000 *Coach, Inc.                                                                                  2,538,000
       75,000 *Cost Plus, Inc.                                                                              2,409,750
      155,000 *GameStop Corporation - Class "A"                                                             3,465,800
       11,684 *GameStop Corporation - Class "B"                                                               261,838
       52,100  Hasbro, Inc.                                                                                 1,009,698
      115,000 *Hollywood Entertainment Corporation                                                          1,505,350
       37,200  Knoll, Inc.                                                                                    651,000
       30,000  Lear Corporation                                                                             1,830,300
       80,000  Leggett & Platt, Inc.                                                                        2,274,400
       45,000  Mattel, Inc.                                                                                   877,050
       75,000  Movie Gallery, Inc.                                                                          1,430,250
        8,300  Neiman Marcus Group, Inc. - Class "A"                                                          593,782
      167,000 *Office Depot, Inc.                                                                           2,899,120
      165,000 *Pacific Sunwear of California, Inc.                                                          3,672,900
       56,100  Polo Ralph Lauren Corporation - Class "A"                                                    2,389,860
      140,000 *Quiksilver, Inc.                                                                             4,170,600
       60,000  Regis Corporation                                                                            2,769,000
       50,000  Ross Stores, Inc.                                                                            1,443,500
       65,000  Tiffany & Company                                                                            2,078,050
       62,800  TJX Companies, Inc.                                                                          1,578,164
       20,000 *Tuesday Morning Corporation                                                                    612,600
       50,000  Tupperware Corporation                                                                       1,036,000
      110,000 *Warnaco Group, Inc.                                                                          2,376,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           60,144,975
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--5.7%
       30,000  Altria Group, Inc.                                                                           1,833,000
      200,000  Chiquita Brands International, Inc.                                                          4,412,000
       30,000  Coca-Cola Enterprises, Inc.                                                                    625,500
      140,000 *Herbalife, Ltd.                                                                              2,275,000
       58,900  Hormel Foods Corporation                                                                     1,846,515
      149,000  Nu Skin Enterprises, Inc. - Class "A"                                                        3,781,620
       60,000 *Performance Food Group Company                                                               1,614,600
      120,000 *Smithfield Foods, Inc.                                                                       3,550,800
       46,500  Tootsie Roll Industries, Inc.                                                                1,610,295
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,549,330
---------------------------------------------------------------------------------------------------------------------
               Energy--8.8%
       40,000  Anadarko Petroleum Corporation                                                               2,592,400
      155,000  Chesapeake Energy Corporation                                                                2,557,500
       46,900  EOG Resources, Inc.                                                                          3,346,784
      165,000 *Grant Prideco, Inc.                                                                          3,308,250
       40,000  Patterson-UTI Energy, Inc.                                                                     778,000
       80,000  Suncor Energy, Inc.                                                                          2,832,000
      120,000 *Swift Energy Company                                                                         3,472,800
      142,500  Talisman Energy, Inc.                                                                        3,841,800
       77,500 *Transocean, Inc.                                                                             3,285,225
       50,000 *Weatherford International, Ltd.                                                              2,565,000
      126,366  XTO Energy, Inc.                                                                             4,470,829
---------------------------------------------------------------------------------------------------------------------
                                                                                                           33,050,588
---------------------------------------------------------------------------------------------------------------------
               Financials--17.7%
       40,000  Ambac Financial Group, Inc.                                                                  3,285,200
       35,000  Astoria Financial Corporation                                                                1,398,950
       80,000  Banknorth Group, Inc.                                                                        2,928,000
       30,000  Bear Stearns Companies, Inc.                                                                 3,069,300
       37,488  Citigroup, Inc.                                                                              1,806,172
       30,000  City National Corporation                                                                    2,119,500
      135,000  Colonial BancGroup, Inc.                                                                     2,866,050
      100,000 *Conseco, Inc.                                                                                1,995,000
       56,250  Doral Financial Corporation                                                                  2,770,313
       78,400  Endurance Specialty Holdings, Ltd.                                                           2,681,280
       95,000  Hub International, Ltd.                                                                      1,748,950
       75,000  Independence Community Bank Corporation                                                      3,193,500
      175,000  Janus Capital Group, Inc.                                                                    2,941,750
       55,000  KeyCorp                                                                                      1,864,500
       60,000  Montpelier Re Holdings, Ltd.                                                                 2,307,000
      111,666  New York Community Bancorp, Inc.                                                             2,296,970
      135,000  NewAlliance Bancshares, Inc.                                                                 2,065,500
      154,432  North Fork Bancorporation, Inc.                                                              4,455,363
       54,800  Old Republic International Corporation                                                       1,386,440
       44,400  PartnerRe, Ltd.                                                                              2,750,136
       60,900  Protective Life Corporation                                                                  2,599,821
       40,000  Provident Financial Services, Inc.                                                             774,800
       52,000  SAFECO Corporation                                                                           2,716,480
      110,000  South Financial Group, Inc.                                                                  3,578,300
      200,640  Sovereign Bancorp, Inc.                                                                      4,524,432
       33,000  Zions Bancorporation                                                                         2,244,990
---------------------------------------------------------------------------------------------------------------------
                                                                                                           66,368,697
---------------------------------------------------------------------------------------------------------------------
               Health Care--13.2%
       94,150 *Accredo Health, Inc.                                                                         2,609,838
       22,000  Aetna, Inc.                                                                                  2,744,500
       42,500  Beckman Coulter, Inc.                                                                        2,847,075
       40,000  Biomet, Inc.                                                                                 1,735,600
      130,000 *Caremark Rx, Inc.                                                                            5,125,900
      125,000 *Centene Corporation                                                                          3,543,750
       54,000 *Charles River Laboratories International, Inc.                                               2,484,540
       95,000 *Community Health Systems, Inc.                                                               2,648,600
       40,000  DENTSPLY International, Inc.                                                                 2,248,000
       10,000 *Express Scripts, Inc.                                                                          764,400
       32,500 *Forest Laboratories, Inc.                                                                    1,457,950
       50,000 *Gilead Sciences, Inc.                                                                        1,749,500
       35,000 *Henry Schein, Inc.                                                                           2,437,400
       75,000 *Idenix Pharmaceuticals, Inc.                                                                 1,286,250
       35,000 *IDX Systems Corporation                                                                      1,206,100
       35,000 *Laboratory Corporation of America Holdings                                                   1,743,700
       25,600 *Neurocrine Biosciences, Inc.                                                                 1,262,080
       85,000 *Priority Healthcare Corporation - Class "B"                                                  1,850,450
       60,000 *Triad Hospitals, Inc.                                                                        2,232,600
       40,000 *WellChoice, Inc.                                                                             2,136,000
       47,000 *Wellpoint, Inc.                                                                              5,405,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           49,519,233
---------------------------------------------------------------------------------------------------------------------
               Industrials--10.9%
      143,100 *AGCO Corporation                                                                             3,132,459
      135,000  American Power Conversion Corporation                                                        2,889,000
       29,300  Avery Dennison Corporation                                                                   1,757,121
        1,400  Briggs & Stratton Corporation                                                                   58,212
       93,500  Chicago Bridge & Iron Company NV - NY Shares                                                 3,740,000
       23,333 *ChoicePoint, Inc.                                                                            1,073,085
       41,000  FedEx Corporation                                                                            4,038,090
       26,600 *Interline Brands, Inc.                                                                         467,894
       20,000  L-3 Communications Holdings, Inc.                                                            1,464,800
       35,000  Manpower, Inc.                                                                               1,690,500
       91,400  Masco Corporation                                                                            3,338,842
       50,000 *Mobile Mini, Inc.                                                                            1,652,000
       75,000  Northrop Grumman Corporation                                                                 4,077,000
      225,000 *Pinnacle Airlines Corporation                                                                3,136,500
       30,900  Rockwell Automation, Inc.                                                                    1,531,095
       62,500 *Shaw Group, Inc.                                                                             1,115,625
       79,300  SPX Corporation                                                                              3,176,758
       57,600 *United Defense Industries, Inc.                                                              2,721,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                           41,060,581
---------------------------------------------------------------------------------------------------------------------
               Information Technology--15.5%
       95,200 *Amphenol Corporation - Class "A"                                                             3,497,648
      127,350 *Catalyst Semiconductor, Inc.                                                                   700,425
       37,500 *CheckFree Corporation                                                                        1,428,000
      125,000 *Comverse Technology, Inc.                                                                    3,056,250
       35,000 *DST Systems, Inc.                                                                            1,824,200
      100,000 *Electronics for Imaging, Inc.                                                                1,741,000
       71,250  Fair Isaac Corporation                                                                       2,613,450
      175,000 *Ingram Micro, Inc. - Class "A"                                                               3,640,000
       27,900 *International Rectifier Corporation                                                          1,243,503
      100,000  Intersil Corporation - Class "A"                                                             1,674,000
       62,500 *Intuit, Inc.                                                                                 2,750,625
      220,000 *Lexar Media, Inc.                                                                            1,724,800
       59,700 *Manhattan Associates, Inc.                                                                   1,425,636
      105,000 *McAfee, Inc.                                                                                 3,037,650
       41,300 *Novellus Systems, Inc.                                                                       1,151,857
       85,000 *PalmOne, Inc.                                                                                2,681,750
      125,000 *Paxar Corporation                                                                            2,771,250
       75,000 *SanDisk Corporation                                                                          1,872,750
       35,000 *Semtech Corporation                                                                            765,450
       60,000 *Storage Technology Corporation                                                               1,896,600
       75,600 *SunGard Data Systems, Inc.                                                                   2,141,748
      152,200 *Sybase, Inc.                                                                                 3,036,390
      100,000 *Tellabs, Inc.                                                                                  859,000
       70,000 *Thermo Electron Corporation                                                                  2,113,300
      160,000 *VERITAS Software Corporation                                                                 4,568,000
      125,000 *Vishay Intertechnology, Inc.                                                                 1,877,500
       50,000 *Waters Corporation                                                                           2,339,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                           58,432,282
---------------------------------------------------------------------------------------------------------------------
               Materials--4.1%
        5,000 *Foundation Coal Holdings, Inc.                                                                 115,300
       50,000  Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                             1,911,500
       60,000  Georgia-Pacific Corporation                                                                  2,248,800
       50,000 *Headwaters, Inc.                                                                             1,425,000
       65,000  Louisiana-Pacific Corporation                                                                1,738,100
       50,000  Lubrizol Corporation                                                                         1,843,000
       80,000  MeadWestvaco Corporation                                                                     2,711,200
       50,000  Praxair, Inc.                                                                                2,207,500
       90,000  Sappi, Ltd. (ADR)                                                                            1,305,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           15,505,400
---------------------------------------------------------------------------------------------------------------------
               Other--2.2%
       67,500  MidCap SPDR Trust - Series "1"                                                               8,176,274
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.6%
      120,000 *Novatel Wireless, Inc.                                                                       2,325,600
---------------------------------------------------------------------------------------------------------------------
               Utilities--2.0%
       59,500  AGL Resources, Inc.                                                                          1,977,780
       30,000  Equitable Resources, Inc.                                                                    1,819,800
       47,000  SCANA Corporation                                                                            1,851,800
       51,000  Wisconsin Energy Corporation                                                                 1,719,210
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,368,590
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $279,515,885)                                                          363,501,550
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--2.3%
  $    6,500M  Northern Illinois Gas Co., 2.26%, 1/13/05                                                    6,495,103
       2,100M  Toyota Motor Credit Co., 2.30%, 1/13/05                                                      2,098,387
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,593,490)                                                 8,593,490
---------------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.8%
       3,000M  Fannie Mae, 2.24%, 1/10/05 (cost $2,998,320)                                                 2,998,320
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $291,107,695)                                           99.8%            375,093,360
Other Assets, Less Liabilities                                                             .2                 686,683
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%           $375,780,043
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $291,150,942. The gross unrealized appreciation and depreciation on securities was $92,697,179 and $8,754,761, respectively, with a net unrealized appreciation of $83,942,418.



Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.9%
               Consumer Discretionary--15.5%
       80,000 *Aeropostale, Inc.                                                                        $   2,354,400
       41,700 *Arbitron, Inc.                                                                               1,633,806
      100,000 *Brookstone, Inc.                                                                             1,955,000
      209,800 *Champion Enterprises, Inc.                                                                   2,479,836
      101,000  Claire's Stores, Inc.                                                                        2,146,250
       55,100 *Cost Plus, Inc.                                                                              1,770,363
       96,500  Foot Locker, Inc.                                                                            2,598,745
       27,400 *Getty Images, Inc.                                                                           1,886,490
        3,700 *Great Wolf Resorts, Inc.                                                                        82,658
       24,600 *Guitar Center, Inc.                                                                          1,296,174
       77,900 *Jarden Corporation                                                                           3,383,976
      110,687 *Jos. A. Bank Clothiers, Inc.                                                                 3,132,442
       27,000 *Knoll, Inc.                                                                                    472,500
      111,400 *Navigant International, Inc.                                                                 1,355,738
       50,000 *Pacific Sunwear of California, Inc.                                                          1,113,000
       60,300 *Quicksilver, Inc.                                                                            1,796,337
       63,200 *Scientific Games Corporation - Class "A"                                                     1,506,688
      102,300 *Source Interlink Companies, Inc.                                                             1,358,544
       48,200 *Urban Outfitters, Inc.                                                                       2,140,080
      129,200 *Warnaco Group, Inc.                                                                          2,790,720
---------------------------------------------------------------------------------------------------------------------
                                                                                                           37,253,747
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--2.2%
       95,000 *Herbalife, Ltd.                                                                              1,543,750
       97,600  Nu Skin Enterprises, Inc. - Class "A"                                                        2,477,088
      100,100 *Star Scientific, Inc.                                                                          509,009
       21,200  Tootsie Roll Industries, Inc.                                                                  734,156
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,264,003
---------------------------------------------------------------------------------------------------------------------
               Energy--8.8%
       47,200  Ashland, Inc.                                                                                2,755,536
      127,900  Chesapeake Energy Corporation                                                                2,110,350
      105,800 *Energy Partners, Ltd.                                                                        2,144,566
      115,100 *Grant Prideco, Inc.                                                                          2,307,755
       45,700  Overseas Shipholding Group, Inc.                                                             2,522,640
       86,000 *Patterson-UTI Energy, Inc.                                                                   1,672,700
       61,000  Stelmar Shipping, Ltd.                                                                       2,910,310
       71,700 *Swift Energy Company                                                                         2,074,998
       40,000 *TETRA Technologies, Inc.                                                                     1,132,000
       27,000  World Fuel Services Corporation                                                              1,344,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,975,455
---------------------------------------------------------------------------------------------------------------------
               Financials--10.4%
       35,500 *Affiliated Managers Group, Inc.                                                              2,404,770
        2,600 *Community Bancorp                                                                               79,560
       35,000 *First Marblehead Corporation                                                                 1,968,750
      130,000  Gold Banc Corporation, Inc.                                                                  1,900,600
       51,800  HCC Insurance Holdings, Inc.                                                                 1,715,616
      131,300  MoneyGram International, Inc.                                                                2,775,682
       30,600  Montpelier Re Holdings, Ltd.                                                                 1,176,570
       53,200  Odyssey Re Holdings Corporation                                                              1,341,172
      180,000  Origen Financial, Inc.                                                                       1,346,400
       62,300  RAIT Investment Trust                                                                        1,742,531
       80,500 *Saxon Capital, Inc. (REIT)                                                                   1,931,195
       52,800  Thornburg Mortgage, Inc.                                                                     1,529,088
       39,800  U.S.B. Holding Co., Inc.                                                                       991,020
       78,000  Ventas, Inc.                                                                                 2,137,980
       43,300  Westcorp, Inc.                                                                               1,988,769
---------------------------------------------------------------------------------------------------------------------
                                                                                                           25,029,703
---------------------------------------------------------------------------------------------------------------------
               Health Care--18.0%
       69,100 *AmSurg Corporation                                                                           2,041,214
      154,700 *Aspect Medical Systems, Inc.                                                                 3,783,962
      107,200 *Centene Corporation                                                                          3,039,120
      153,100 *Discovery Laboratories, Inc.                                                                 1,214,083
      176,800 *Endocare, Inc.                                                                                 402,220
       21,600 *Fisher Scientific International, Inc.                                                        1,347,408
       23,700 *Gen-Probe, Inc.                                                                              1,071,477
       75,900 *LabOne, Inc.                                                                                 2,431,836
       72,800  Matthews International Corporation - Class "A"                                               2,679,040
       39,900  Medicis Pharmaceutical Corporation - Class "A"                                               1,400,889
       62,500 *MGI Pharma, Inc.                                                                             1,750,625
      289,500 *MIM Corporation                                                                              1,838,325
      110,000 *Nabi Biopharmaceuticals                                                                      1,611,500
       22,900 *Neurocrine Biosciences, Inc.                                                                 1,128,970
       29,900 *Onyx Pharmaceuticals, Inc.                                                                     968,461
       93,900  PolyMedica Corporation                                                                       3,501,531
       60,500 *Psychiatric Solutions, Inc.                                                                  2,211,880
       69,630 *SFBC International, Inc.                                                                     2,750,385
      201,600 *SuperGen, Inc.                                                                               1,421,280
      109,700 *TriPath Imaging, Inc.                                                                          984,009
       93,000 *VCA Antech, Inc.                                                                             1,822,800
      151,600  West Pharmaceutical Services, Inc.                                                           3,794,548
---------------------------------------------------------------------------------------------------------------------
                                                                                                           43,195,563
---------------------------------------------------------------------------------------------------------------------
               Industrials--14.5%
       93,400  Angelica Corporation                                                                         2,526,470
        1,200  Briggs & Stratton Corporation                                                                   49,896
      110,600 *Commercial Vehicle Group, Inc.                                                               2,414,398
       42,400 *Education Management Corporation                                                             1,399,624
       30,500 *ESCO Technologies, Inc.                                                                      2,337,825
       32,100 *Essex Corporation                                                                              650,025
      261,700 *EVCI Career Colleges, Inc.                                                                   2,501,852
      136,900  Healthcare Services Group, Inc.                                                              2,852,996
       60,500 *II-VI, Inc.                                                                                  2,570,645
       15,100 *Interline Brands, Inc.                                                                         265,609
      140,000 *Kansas City Southern                                                                         2,482,200
       50,000 *MTC Technologies, Inc.                                                                       1,678,500
       30,500  Oshkosh Truck Corporation                                                                    2,085,590
       83,900  Ritchie Brothers Auctioneers, Inc.                                                           2,773,734
      118,900 *SI International, Inc.                                                                       3,657,364
       82,200  United Industrial Corporation                                                                3,184,428
       70,300  Wabtec Corporation                                                                           1,498,796
---------------------------------------------------------------------------------------------------------------------
                                                                                                           34,929,952
---------------------------------------------------------------------------------------------------------------------
               Information Technology--22.5%
      100,300 *ATMI, Inc.                                                                                   2,259,759
       70,000  BEI Technologies, Inc.                                                                       2,161,600
        6,300 *Cascade Microtech, Inc.                                                                         84,546
       35,000 *Catapult Communications Corporation                                                            845,600
       72,600 *Cognizant Technology Solutions Corporation - Class "A"                                       3,073,158
      383,700 *CyberSource Corporation                                                                      2,743,455
       40,000 *Digital River, Inc.                                                                          1,664,400
      100,000 *Epicor Software Corporation                                                                  1,409,000
      125,600 *FindWhat.com                                                                                 2,226,888
       88,100 *Global Imaging Systems, Inc.                                                                 3,479,950
        6,400 *HouseValues, Inc.                                                                               96,128
       35,800 *Hyperion Solutions Corporation                                                               1,668,996
       55,500 *Integrated Circuit Systems, Inc.                                                             1,161,060
       72,200 *Intergraph Corporation                                                                       1,944,346
       30,800 *International Rectifier Corporation                                                          1,372,756
      141,500 *Intervoice, Inc.                                                                             1,889,025
      269,600 *MEMC Electronic Materials, Inc.                                                              3,572,200
       40,000 *MICROS Systems, Inc.                                                                         3,122,400
        8,700 *Monolithic Power Systems                                                                        80,910
      379,200 *Optimal Group, Inc.                                                                          4,470,768
      100,000 *Overland Storage, Inc.                                                                       1,669,000
       57,500 *PalmOne, Inc.                                                                                1,814,125
          600 *PortalPlayer, Inc.                                                                              14,808
      205,500  QAD, Inc.                                                                                    1,833,060
       20,000 *Sigmatel, Inc.                                                                                 710,600
       61,400  StarTek, Inc.                                                                                1,746,830
      180,900 *TIBCO Software, Inc.                                                                         2,413,206
      242,200 *Tyler Technologies, Inc.                                                                     2,024,792
       38,200 *Varian Semiconductor Equipment Associates, Inc.                                              1,407,670
      129,600 *ZiLOG, Inc.                                                                                  1,036,800
---------------------------------------------------------------------------------------------------------------------
                                                                                                           53,997,836
---------------------------------------------------------------------------------------------------------------------
               Materials--2.3%
      139,300  AMCOL International Corporation                                                              2,798,537
       97,200 *Headwaters, Inc.                                                                             2,770,200
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,568,737
---------------------------------------------------------------------------------------------------------------------
               Other--2.9%
       90,000  iShares S&P Midcap 400 Index                                                                 6,056,100
       60,000  Technology Investment Capital Corporation                                                      900,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,956,700
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--2.8%
       36,200 *NII Holdings, Inc. - Class "B"                                                               1,717,690
      230,000 *PTEK Holdings, Inc.                                                                          2,463,300
       87,200 *Western Wireless Corporation - Class "A"                                                     2,554,960
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,735,950
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $175,824,443)                                    99.9                  239,907,646
Other Assets, Less Liabilities                                                        .1                      137,398
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%                $240,045,044
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  REIT  Real Estate Investment Trust

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $176,040,894. The gross unrealized appreciation and depreciation on securities was $67,765,587 and $3,898,835, respectively, with a net unrealized appreciation of $63,866,752.



Portfolio of Investments (unaudited)
FIRST INVESTORS FOCUSED EQUITY FUND
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.6%
               Consumer Discretionary--8.8%
       26,800  Lowe's Companies, Inc.                                                                   $   1,543,412
       12,700  NIKE, Inc.                                                                                   1,151,763
      142,300 *Time Warner, Inc.                                                                            2,766,312
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,461,487
---------------------------------------------------------------------------------------------------------------------
               Consumer Staples--8.2%
       22,700  Altria Group, Inc.                                                                           1,386,970
       28,600  Gillette Company                                                                             1,280,708
       28,700  PepsiCo, Inc.                                                                                1,498,140
       17,200  Procter & Gamble Company                                                                       947,376
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,113,194
---------------------------------------------------------------------------------------------------------------------
               Energy--8.6%
       29,100  ConocoPhillips                                                                               2,526,753
       25,200  GlobalSantaFe Corporation                                                                      834,372
       29,800  Schlumberger, Ltd.                                                                           1,995,110
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,356,235
---------------------------------------------------------------------------------------------------------------------
               Financials--18.8%
       14,600  American Express Company                                                                       823,002
       26,920  American International Group, Inc.                                                           1,767,836
       66,000  Bank of America Corporation                                                                  3,101,340
       52,200  Citigroup, Inc.                                                                              2,514,996
       28,800  Merrill Lynch & Company, Inc.                                                                1,721,376
       13,600  Principal Financial Group, Inc.                                                                556,784
       28,984  St. Paul Travelers Companies, Inc.                                                           1,074,437
        2,200  State Street Corporation                                                                       108,064
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,667,835
---------------------------------------------------------------------------------------------------------------------
               Health Care--11.9%
       34,000  Abbott Laboratories                                                                          1,586,100
       16,300  Eli Lilly & Company                                                                            925,025
       11,200 *Genzyme Corporation                                                                            650,384
       26,900  Medtronic, Inc.                                                                              1,336,123
       39,500  Pfizer, Inc.                                                                                 1,062,155
       29,700  Schering-Plough Corporation                                                                    620,136
       28,900  Wyeth                                                                                        1,230,851
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,410,774
---------------------------------------------------------------------------------------------------------------------
               Industrials--16.9%
        6,800  Caterpillar, Inc.                                                                              663,068
       29,700  CSX Corporation                                                                              1,190,376
        6,600  FedEx Corporation                                                                              650,034
        9,300  General Dynamics Corporation                                                                   972,780
       70,900  General Electric Company                                                                     2,587,850
       11,100  Ingersoll-Rand Company - Class "A"                                                             891,330
       49,400  Tyco International, Ltd.                                                                     1,765,556
       17,400  United Technologies Corporation                                                              1,798,290
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,519,284
---------------------------------------------------------------------------------------------------------------------
               Information Technology--16.8%
       25,700  Analog Devices, Inc.                                                                           948,844
       29,500 *Applied Materials, Inc.                                                                        504,450
       63,000 *Cisco Systems, Inc.                                                                          1,215,900
       27,000  Computer Associates International, Inc.                                                        838,620
       30,400 *Dell, Inc.                                                                                   1,281,056
       34,000  First Data Corporation                                                                       1,446,360
      120,100  Microsoft Corporation                                                                        3,207,871
       26,600 *Yahoo!, Inc.                                                                                 1,002,288
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,445,389
---------------------------------------------------------------------------------------------------------------------
               Materials--7.6%
       22,100  Air Products & Chemicals, Inc.                                                               1,281,137
       33,200  Alcoa, Inc.                                                                                  1,043,144
       31,000  Du Pont (E.I.) de Nemours & Company                                                          1,520,550
       19,800  International Paper Company                                                                    831,600
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,676,431
---------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--2.0%
       41,700 *Nextel Communications, Inc.                                                                  1,251,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $55,451,367)                                                            61,901,629
---------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--.5%
        $279M  UBS Securities, 1.6%, dated 12/31/04, to be repurchased at $279,037 on 1/3/05, (collateralized by U.S.
                 Treasury Bonds, 6.125%, 8/15/29, valued at
                 $286,090) (cost $279,000)                                                                    279,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $55,730,367)                                           100.1%             62,180,629
Excess of Liabilities Over Other Assets                                                   (.1)                (45,821)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%            $62,134,808
=====================================================================================================================

* Non-income producing

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $56,020,334. The gross unrealized appreciation and depreciation on securities was $8,376,714 and $2,216,419, respectively, with a net unrealized appreciation of $6,160,295.



Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 2004
---------------------------------------------------------------------------------------------------------------------

      Shares   Security                                                                                         Value
---------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--98.4%
               United States--47.8%
      51,000   Abbott Laboratories                                                                         $2,379,150
      44,700   Air Products & Chemicals, Inc.                                                               2,591,259
      47,100   Alcoa, Inc.                                                                                  1,479,882
      32,200   Altria Group, Inc.                                                                           1,967,420
      19,300   American Express Company                                                                     1,087,941
      38,453   American International Group, Inc.                                                           2,525,209
      26,100   Analog Devices, Inc.                                                                           963,612
      42,300  *Applied Materials, Inc.                                                                        723,330
      94,200   Bank of America Corporation                                                                  4,426,458
       7,600   Caterpillar, Inc.                                                                              741,076
      89,700  *Cisco Systems, Inc.                                                                          1,731,210
      63,500  *Citadel Broadcasting Corporation                                                             1,027,430
      78,549   Citigroup, Inc.                                                                              3,784,491
      68,800   Computer Associates International, Inc.                                                      2,136,928
      40,900   ConocoPhillips                                                                               3,551,347
      65,700   CSX Corporation                                                                              2,633,256
      43,100  *Dell, Inc.                                                                                   1,816,234
      38,100   DuPont (E.I.) de Nemours & Company                                                           1,868,805
       7,800  *Electronic Arts, Inc.                                                                          481,104
      23,000   Eli Lilly & Company                                                                          1,305,250
       9,400   FedEx Corporation                                                                              925,806
      47,500   First Data Corporation                                                                       2,020,650
      20,300  *Fiserv, Inc.                                                                                   815,857
      18,400   Franklin Resources, Inc.                                                                     1,281,560
      15,000   General Dynamics Corporation                                                                 1,569,000
     102,400   General Electric Company                                                                     3,737,600
      31,400  *Genzyme Corporation                                                                          1,823,398
      40,500   Gillette Company                                                                             1,813,590
      52,900   GlobalSantaFe Corporation                                                                    1,751,519
      15,000   Golden West Financial Corporation                                                              921,300
      29,400   Ingersoll-Rand Company - Class "A"                                                           2,360,820
      45,960   Intel Corporation                                                                            1,075,004
      28,500   International Paper Company                                                                  1,197,000
      26,400  *Lamar Advertising Company - Class "A"                                                        1,129,392
      38,200   Lowe's Companies, Inc.                                                                       2,199,938
      27,900   Market 2000+ HOLDRs Trust                                                                    1,559,052
      38,400   Medtronic, Inc.                                                                              1,907,328
      42,000   Merrill Lynch & Company, Inc.                                                                2,510,340
      24,700   Michaels Stores, Inc.                                                                          740,259
     169,900   Microsoft Corporation                                                                        4,538,029
      28,900  *Mosaic Company                                                                                 471,648
      51,200   Motorola, Inc.                                                                                 880,640
      54,200  *Nextel Communications, Inc. - Class "A"                                                      1,626,000
      17,900   NIKE, Inc. - Class "B"                                                                       1,623,351
      35,400   Noble Energy, Inc.                                                                           2,182,764
      14,400   Northern Trust Corporation                                                                     699,552
      35,700  *Pactiv Corporation                                                                             902,853
      40,700   PepsiCo, Inc.                                                                                2,124,540
      17,600   PETsMART, Inc.                                                                                 625,328
      50,925   Pfizer, Inc.                                                                                 1,369,373
      37,600  *PG&E CORP                                                                                    1,251,328
      39,200  *Polycom, Inc.                                                                                  914,144
      11,800   Precision Castparts Corporation                                                                775,024
      28,000   Principal Financial Group, Inc.                                                              1,146,320
      24,500   Procter & Gamble Company                                                                     1,349,460
      22,200   Rockwell Collins, Inc.                                                                         875,568
      37,800  *Safeway, Inc.                                                                                  746,172
      90,100   Schering-Plough Corporation                                                                  1,881,288
      38,500   Schlumberger, Ltd.                                                                           2,577,575
      47,200   Sprint Corporation                                                                           1,172,920
      40,825   St. Paul Travelers Companies, Inc.                                                           1,513,383
      34,800   Staples, Inc.                                                                                1,173,108
      45,000   Texas Instruments, Inc.                                                                      1,107,900
     200,900  *Time Warner, Inc.                                                                            3,905,496
      70,600   Tyco International, Ltd.                                                                     2,523,244
      21,900   United Technologies Corporation                                                              2,263,365
      25,800  *VeriSign, Inc.                                                                                 864,816
      41,000   Wyeth                                                                                        1,746,190
      35,700  *Yahoo!, Inc.                                                                                 1,345,176
      17,800   Zions Bancorporation                                                                         1,210,934
---------------------------------------------------------------------------------------------------------------------
                                                                                                          117,948,294
---------------------------------------------------------------------------------------------------------------------
               United Kingdom--9.4%
      79,200   AstraZeneca PLC                                                                              2,872,342
     193,500   BHP Billiton PLC                                                                             2,268,013
     125,500   Centrica PLC                                                                                   569,239
     345,254   EMI Group PLC                                                                                1,756,562
      89,800  Imperial Tobacco Group PLC                                                                    2,460,250
     122,499   Reckitt Benckiser PLC                                                                        3,701,828
     540,386  *Rolls-Royce Group PLC                                                                        2,562,595
  24,573,863   Rolls-Royce Group PLC - Class "B"                                                               44,821
     105,508   Royal Bank of Scotland Group PLC                                                             3,548,939
   1,237,112   Vodafone Group PLC                                                                           3,354,876
---------------------------------------------------------------------------------------------------------------------
                                                                                                           23,139,465
---------------------------------------------------------------------------------------------------------------------
               France--9.0%
      93,900  *Alcatel SA                                                                                   1,461,404
      56,200   AXA                                                                                          1,388,767
      24,853   Essilor International SA                                                                     1,947,500
      74,008   European Aeronautic Defence and Space Company                                                2,151,735
      92,483  *France Telecom SA                                                                            3,062,235
      19,300   Groupe Danone                                                                                1,782,568
      20,600   PSA Peugeot Citroen                                                                          1,307,625
      16,000   Sanofi - Aventis                                                                             1,278,782
      45,881   Societe Television Francaise 1                                                               1,493,612
      12,044   Total SA                                                                                     2,630,788
    116,400   *Vivendi Universal SA                                                                         3,716,510
---------------------------------------------------------------------------------------------------------------------
                                                                                                           22,221,526
---------------------------------------------------------------------------------------------------------------------
               Japan--7.4%
      46,000   Canon, Inc.                                                                                  2,482,483
      65,000   Eisai Company, Ltd.                                                                          2,137,699
      44,100   Electric Power Development Company, Ltd.                                                     1,235,162
      11,500   Fast Retailing Company, Ltd.                                                                   875,378
         262   Japan Tobacco, Inc.                                                                          2,991,510
         157   Mitsubishi Tokyo Financial Group, Inc.                                                       1,593,442
      10,900   ORIX Corporation                                                                             1,480,707
      75,400   Sankyo Company, Ltd.                                                                         1,703,435
      29,600   Shin-Etsu Chemical Company, Ltd.                                                             1,213,233
      16,270   Takefuji Corporation                                                                         1,100,333
         246  *UFJ Holdings, Inc.                                                                           1,490,836
---------------------------------------------------------------------------------------------------------------------
                                                                                                           18,304,218
---------------------------------------------------------------------------------------------------------------------
               Germany--4.0%
      28,400   DaimlerChrysler AG                                                                           1,360,745
      76,100  *Deutsche Lufthansa AG - Registered                                                           1,088,177
     111,200  *Deutsche Telekom AG - Registered                                                             2,515,112
      35,300   E.ON AG                                                                                      3,223,398
      14,900   Muenchener Rueckversicherungs - Gesellschaft AG - Registered                                 1,828,627
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,016,059
---------------------------------------------------------------------------------------------------------------------
               Canada--3.0%
      19,000   Canadian National Railway Company                                                            1,163,750
      27,138   EnCana Corporation                                                                           1,549,254
      32,300   Fairmont Hotels & Resorts, Inc.                                                              1,118,872
      17,100  *Research in Motion, Ltd.                                                                     1,409,382
      79,100   Talisman Energy, Inc.                                                                        2,135,697
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,376,955
---------------------------------------------------------------------------------------------------------------------
               Netherlands--2.7%
     131,500  *ASML Holding NV                                                                              2,110,935
      81,287   ING Groep NV                                                                                 2,459,492
     280,100  *Koninklijke Ahold NV                                                                         2,170,137
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,740,564
---------------------------------------------------------------------------------------------------------------------
               Switzerland--2.2%
      57,990   Novartis AG - Registered                                                                     2,922,194
      29,900   UBS AG - Registered                                                                          2,507,225
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,429,419
---------------------------------------------------------------------------------------------------------------------
               South Korea--2.1%
     101,500  *Kia Motors Corporation                                                                       1,068,731
      32,560   LG Electronics, Inc.                                                                         2,016,128
      11,870   Samsung SDI Co., Ltd.                                                                        1,295,701
      12,990   SK Corporation                                                                                 713,998
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,094,558
---------------------------------------------------------------------------------------------------------------------
               Hong Kong--2.0%
     324,000   Esprit Holdings, Ltd.                                                                        1,959,165
     150,000   Hutchison Whampoa, Ltd.                                                                      1,403,952
     164,000   Sun Hung Kai Properties, Ltd.                                                                1,640,485
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,003,602
---------------------------------------------------------------------------------------------------------------------
               Sweden--1.7%
      28,540   AB SKF - "B" Shares                                                                          1,271,231
     145,700   Nordea Bank AB                                                                               1,468,971
     483,070  *Telefonaktiebolaget LM Ericsson - Class "B"                                                  1,541,079
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,281,281
---------------------------------------------------------------------------------------------------------------------
               Ireland--1.2%
      71,700  *Elan Corporation PLC (ADR)                                                                   1,953,825
      26,100  *Ryanair Holdings PLC (ADR)                                                                   1,063,575
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,017,400
---------------------------------------------------------------------------------------------------------------------
               Taiwan--1.1%
     325,119   Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                                       2,760,260
---------------------------------------------------------------------------------------------------------------------
               Italy--.9%
      88,070   Eni SpA                                                                                      2,205,042
---------------------------------------------------------------------------------------------------------------------
               Belgium--.9%
      49,377  *Belgacom SA                                                                                  2,134,278
---------------------------------------------------------------------------------------------------------------------
               Spain--.7%
     102,600   Banco Bilbao Vizcaya Argentaria SA                                                           1,819,940
---------------------------------------------------------------------------------------------------------------------
               India--.7%
      24,400   Infosys Technologies, Ltd. (ADR)                                                             1,691,164
---------------------------------------------------------------------------------------------------------------------
               Mexico--.6%
      42,100   Cemex SA de CV (ADR)                                                                         1,532,861
---------------------------------------------------------------------------------------------------------------------
               Indonesia--.5%
      59,200   PT Telekomunikasi Indonesia (ADR)                                                            1,244,384
---------------------------------------------------------------------------------------------------------------------
               Denmark--.5%
      24,320   Carlsberg A/S                                                                                1,230,987
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $198,470,706)                                                          243,192,257
---------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--.0%
               Brazil
      23,000  *Vale Do Rio Doce - Class "B" (cost $0)                                                             260
---------------------------------------------------------------------------------------------------------------------
               WARRANTS--.0%
               United States
       5,142  *Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                          8,124
---------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--3.0%
     $7,316M   UBS Securities, 1.6%, dated 12/31/04, to be repurchased
                 at $7,316,975 on 1/3/05 (collateralized by U.S.
                 Treasury Bonds, 6.75%, 8/15/26, valued at
                 $7,484,845) (cost $7,316,000)                                                              7,316,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $205,786,706)                                     101.4%                 250,516,641
Excess of Liabitities Over Other Assets                                             (1.4)                  (3,512,526)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%                $247,004,115
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

  At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $206,306,693. The gross unrealized appreciation and depreciation on securities was $45,233,968 and $1,024,020, respectively, with a net unrealized appreciation of $44,209,948.



Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 2004

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                          Percentage
Sector                                                                                  of Net Assets            Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                               9.5%         $23,372,926
Capital Goods                                                                                 9.0           22,280,031
Energy                                                                                        7.8           19,297,984
Diversified Financials                                                                        7.3           18,057,961
Banks                                                                                         6.7           16,480,820
Telecommunication Services                                                                    6.1           15,109,805
Software & Services                                                                           5.6           13,893,724
Technology Hardware & Equipment                                                               5.5           13,540,401
Materials                                                                                     5.5           13,525,814
Media                                                                                         5.3           13,029,002
Food, Beverage & Tobacco                                                                      5.1           12,557,275
Semiconductors & Semiconductor Equipment                                                      3.5            8,741,041
Retailing                                                                                     3.1            7,573,176
Insurance                                                                                     2.9            7,255,986
Transportation                                                                                2.8            6,874,564
Household & Personal Products                                                                 2.8            6,864,878
Utilities                                                                                     2.5            6,279,127
Health Care Equipment & Services                                                              1.5            3,854,828
Automobiles & Components                                                                      1.5            3,737,101
Consumer Durables & Apparel                                                                   1.5            3,639,479
Food & Staples Retailing                                                                      1.2            2,916,309
Real Estate                                                                                    .7            1,640,485
Pooled Vehicle                                                                                 .6            1,559,052
Hotels, Restaurants & Leisure                                                                  .4            1,118,872
Repurchase Agreement                                                                          3.0            7,316,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                  101.4          250,516,641
Excess of Liabilities Over Other assets                                                      (1.4)          (3,512,526)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%        $247,004,115
======================================================================================================================

See notes to financial statements


FOOTNOTES

Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2005